UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07319

Fidelity Covington Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

(Address of principal executive offices) (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant’s telephone number, including area code: 617-563-7000

Date of fiscal year end: July 31

Date of reporting period: October 31, 2015

Item 1.	Schedule of Investments

Quarterly Holdings Report

for

Fidelity® MSCI Consumer Discretionary Index ETF

October 31, 2015

1.9584803.101

T01-QTLY-1215

Investments October 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.8%
	Shares	Value
AUTO COMPONENTS – 3.9%
Auto Parts & Equipment – 3.6%
American Axle & Manufacturing Holdings, Inc. (a)	6,298	$139,564
Autoliv, Inc.	8,139	986,772
BorgWarner, Inc.	20,901	894,981
Dana Holding Corp.	15,191	255,209
Delphi Automotive PLC	26,653	2,217,263
Dorman Products, Inc. (a)	2,959	138,126
Drew Industries, Inc.	2,117	126,660
Federal-Mogul Holdings Corp. Class A (a)	3,127	24,234
Fox Factory Holding Corp. (a)	1,692	30,033
Gentex Corp.	27,199	445,792
Gentherm, Inc. (a)	3,139	154,313
Horizon Global Corp. (a)	1,866	16,402
Johnson Controls, Inc.	60,447	2,730,995
Lear Corp.	7,194	899,682
Metaldyne Performance Group, Inc.	933	20,358
Modine Manufacturing Co. (a)	4,488	37,564
Motorcar Parts of America, Inc. (a)	1,655	55,707
Remy International, Inc.	2,674	78,856
Standard Motor Products, Inc.	1,939	85,801
Superior Industries International, Inc.	2,107	41,466
Tenneco, Inc. (a)	5,691	322,054
Tower International, Inc. (a)	2,038	55,984
Visteon Corp. (a)	4,124	449,805

		10,207,621

Tires & Rubber – 0.3%
Cooper Tire & Rubber Co.	5,101	213,171
The Goodyear Tire & Rubber Co.	24,946	819,227

		1,032,398

TOTAL AUTO COMPONENTS		11,240,019

AUTOMOBILES – 4.5%
Automobile Manufacturers – 4.2%
Ford Motor Co.	342,310	5,069,611
General Motors Co.	133,498	4,660,415
Tesla Motors, Inc. (a)	8,761	1,812,914
Thor Industries, Inc.	4,479	242,224
Winnebago Industries, Inc.	2,520	52,895

		11,838,059

Motorcycle Manufacturers – 0.3%
Harley-Davidson, Inc.	19,236	951,220

TOTAL AUTOMOBILES		12,789,279

DISTRIBUTORS – 0.9%
Distributors – 0.9%
Core-Mark Holding Co., Inc.	2,147	174,530
Genuine Parts Co.	14,063	1,276,358
LKQ Corp. (a)	28,099	832,011

	Shares	Value
Pool Corp.	4,023	$328,035
Weyco Group, Inc.	668	18,965

TOTAL DISTRIBUTORS		2,629,899

DIVERSIFIED CONSUMER SERVICES – 1.3%
Education Services – 0.5%
2U, Inc. (a)	2,488	52,198
American Public Education, Inc. (a)	1,504	32,682
Apollo Group, Inc. Class A (non-vtg.) (a)	8,984	65,224
Bridgepoint Education, Inc. (a)	1,879	14,562
Bright Horizons Family Solutions, Inc. (a)	3,454	221,125
Capella Education Co.	1,116	50,387
Career Education Corp. (a)	5,783	20,877
Chegg, Inc. (a)	4,106	28,331
DeVry Education Group, Inc.	5,594	131,795
Graham Holdings Co. Class B	428	236,457
Grand Canyon Education, Inc. (a)	4,183	173,845
Houghton Mifflin Harcourt Co. (a)	14,247	279,099
K12, Inc. (a)	3,053	29,645
Strayer Education, Inc. (a)	1,056	55,884

		1,392,111

Specialized Consumer Services – 0.8%
Ascent Capital Group, Inc. Class A (a)	1,085	23,631
Carriage Services, Inc.	1,624	34,932
H&R Block, Inc.	21,806	812,492
LifeLock, Inc. (a)	7,575	106,126
Regis Corp. (a)	4,170	68,888
Service Corp. International	18,683	527,982
ServiceMaster Global Holdings, Inc. (a)	9,405	335,288
Sotheby’s	5,480	189,882
Steiner Leisure Ltd. (a)	1,129	71,533
Weight Watchers International, Inc. (a)	2,799	43,049

		2,213,803

TOTAL DIVERSIFIED CONSUMER SERVICES		3,605,914

DIVERSIFIED FINANCIAL SERVICES – 0.1%
Specialized Finance – 0.1%
Morningstar, Inc.	1,864	153,053

HOTELS, RESTAURANTS & LEISURE – 15.6%
Casinos & Gaming – 1.3%
Boyd Gaming Corp. (a)	7,740	154,722
Caesars Acquisition Co. (a)	4,419	32,347
Caesars Entertainment Corp. (a)	5,691	45,812
Churchill Downs, Inc.	1,229	180,454
Isle of Capri Casinos, Inc. (a)	2,020	38,643
Las Vegas Sands Corp.	36,874	1,825,632
MGM Resorts International (a)	41,620	965,168
Penn National Gaming, Inc. (a)	6,623	118,287
Pinnacle Entertainment, Inc. (a)	383	13,409
Scientific Games Corp. Class A (a)	4,836	53,631
Wynn Resorts Ltd.	4,904	343,035

		3,771,140

Quarterly Report	2

Common Stocks – continued
	Shares	Value
HOTELS, RESTAURANTS & LEISURE – continued
Hotels, Resorts & Cruise Lines – 3.6%
Belmond Ltd. Class A (a)	8,793	$94,437
Carnival Corp.	38,349	2,073,914
Choice Hotels International, Inc.	3,494	182,771
Diamond Resorts International Inc. (a)	4,425	125,847
Extended Stay America, Inc.	5,733	110,074
Hilton Worldwide Holdings, Inc.	45,642	1,140,593
Interval Leisure Group, Inc.	3,787	66,840
La Quinta Holdings, Inc. (a)	8,451	128,033
Marcus Corp.	1,605	33,207
Marriott International, Inc. Class A	20,314	1,559,709
Marriott Vacations Worldwide Corp.	2,522	162,417
Norwegian Cruise Line Holdings Ltd. (a)	14,821	942,912
Royal Caribbean Cruises Ltd.	16,245	1,597,696
Starwood Hotels & Resorts Worldwide, Inc.	15,797	1,261,706
Wyndham Worldwide Corp.	11,114	904,124

		10,384,280

Leisure Facilities – 0.4%
ClubCorp Holdings Inc.	5,087	103,978
International Speedway Corp. Class A	2,495	86,552
Intrawest Resorts Holdings Inc. (a)	1,825	16,352
SeaWorld Entertainment, Inc.	6,740	134,328
Six Flags Entertainment Corp.	7,023	365,477
Vail Resorts, Inc.	3,367	384,410

		1,091,097

Restaurants – 10.3%
Aramark	21,023	638,048
Biglari Holdings, Inc. (a)	106	40,718
BJ’s Restaurants, Inc. (a)	1,833	78,691
Bloomin’ Brands, Inc.	11,509	195,308
Bob Evans Farms, Inc.	1,971	85,285
Brinker International, Inc.	5,645	256,904
Buffalo Wild Wings, Inc. (a)	1,770	273,058
Chipotle Mexican Grill, Inc. (a)	2,868	1,836,180
Chuys Holdings, Inc. (a)	1,561	42,475
Cracker Barrel Old Country Store, Inc.	1,779	244,541
Darden Restaurants, Inc.	10,458	647,246
Dave & Buster’s Entertainment, Inc. (a)	2,928	112,962
Del Frisco’s Restaurant Group, Inc. (a)	2,361	31,803
Denny’s Corp. (a)	7,864	86,190
DineEquity, Inc.	1,598	133,353
Domino’s Pizza, Inc.	5,093	543,270
Dunkin’ Brands Group, Inc.	8,883	367,845
El Pollo Loco Holdings, Inc. (a)	1,621	18,609
Fiesta Restaurant Group, Inc. (a)	2,533	89,567
Jack in the Box, Inc.	3,451	257,203
Krispy Kreme Doughnuts, Inc. (a)	5,970	81,729
McDonald’s Corp.	88,438	9,927,166
Noodles & Co. (a)	1,721	25,419
Panera Bread Co. Class A (a)	2,343	415,578
Papa John’s International, Inc.	2,754	193,248
Popeyes Louisiana Kitchen, Inc. (a)	2,034	114,799

	Shares	Value
Potbelly Corp. (a)	1,466	$16,419
Red Robin Gourmet Burgers, Inc. (a)	1,307	97,881
Ruby Tuesday, Inc. (a)	5,758	30,114
Ruth’s Hospitality Group, Inc.	3,240	50,252
Shake Shack, Inc. Class A (a)	911	41,514
Sonic Corp.	4,562	130,200
Starbucks Corp.	138,379	8,658,374
Texas Roadhouse, Inc. Class A	5,860	201,291
The Cheesecake Factory, Inc.	4,317	208,079
The Habit Restaurants, Inc. Class A (a)	1,121	26,770
Wendy’s Co.	25,121	230,108
Yum! Brands, Inc.	39,913	2,830,231
Zoe’s Kitchen, Inc. (a)	1,728	59,495

		29,317,923

TOTAL HOTELS, RESTAURANTS & LEISURE		44,564,440

HOUSEHOLD DURABLES – 4.1%
Consumer Electronics – 0.4%
Garmin Ltd.	10,600	375,982
Harman International Industries, Inc.	6,580	723,537
Universal Electronics, Inc. (a)	1,496	71,164

		1,170,683

Home Furnishings – 0.8%
Ethan Allen Interiors, Inc.	2,453	66,746
La-Z-Boy, Inc.	4,735	135,184
Leggett & Platt, Inc.	12,737	573,547
Mohawk Industries, Inc. (a)	5,742	1,122,561
Tempur Sealy International, Inc. (a)	5,648	439,641

		2,337,679

Homebuilding – 1.6%
Beazer Homes U.S.A., Inc. (a)	2,634	37,508
CalAtlantic Group, Inc. (a)	7,216	274,858
Cavco Industries, Inc. (a)	758	74,739
D.R. Horton, Inc.	30,527	898,715
Hovnanian Enterprises, Inc. Class A (a)	12,221	25,175
Installed Building Products, Inc. (a)	1,800	39,870
KB Home	7,694	100,791
Lennar Corp. Class A	16,067	804,475
LGI Homes, Inc. (a)	1,463	41,008
M.D.C. Holdings, Inc.	3,708	96,371
M/I Homes, Inc. (a)	2,307	52,946
Meritage Homes Corp. (a)	3,500	123,410
NVR, Inc. (a)	357	584,680
PulteGroup, Inc.	30,271	554,867
Taylor Morrison Home Corp. Class A (a)	3,048	56,175
Toll Brothers, Inc. (a)	15,410	554,298
TopBuild Corp. (a)	3,593	101,071
TRI Pointe Group, Inc. (a)	14,347	186,224
WCI Communities, Inc. (a)	1,826	43,623
William Lyon Homes Class A (a)	2,080	44,387

		4,695,191

3	Quarterly Report

Investments (Unaudited) – continued

Common Stocks – continued
	Shares	Value
HOUSEHOLD DURABLES – continued
Household Appliances – 0.5%
Helen of Troy Ltd. (a)	2,520	$250,009
iRobot Corp. (a)	2,663	79,917
NACCO Industries, Inc. Class A	372	16,677
Whirlpool Corp.	7,251	1,161,175

		1,507,778

Housewares & Specialties – 0.8%
CSS Industries, Inc.	919	25,089
Jarden Corp. (a)	18,329	821,139
Newell Rubbermaid, Inc.	24,836	1,053,791
Tupperware Brands Corp.	4,647	273,569

		2,173,588

TOTAL HOUSEHOLD DURABLES		11,884,919

INTERNET & CATALOG RETAIL – 13.6%
Catalog Retail – 0.5%
HSN, Inc.	3,173	196,250
Liberty Interactive Corp. QVC Group Series A (a)	41,339	1,131,448

		1,327,698

Internet Retail – 13.1%
1-800-FLOWERS.com, Inc. Class A (a)	2,648	26,295
Amazon.com, Inc. (a)	36,523	22,859,746
Blue Nile, Inc. (a)	1,159	39,522
Expedia, Inc.	9,543	1,300,711
FTD Cos., Inc. (a)	1,801	51,004
Groupon, Inc. Class A (a)	10,727	39,797
Lands’ End, Inc. (a)	1,719	42,425
Liberty Media Corp. Series A (a)	12,454	542,621
Liberty TripAdvisor Holdings, Inc. Class A (a)	6,664	207,850
Netflix, Inc. (a)	37,211	4,032,928
NutriSystem, Inc.	2,714	62,775
Overstock.com, Inc. (a)	1,610	25,213
PetMed Express, Inc.	1,860	31,285
priceline.com, Inc. (a)	4,791	6,967,264
Shutterfly, Inc. (a)	3,487	145,443
Travelport Worldwide Ltd.	9,219	124,917
TripAdvisor, Inc. (a)	10,873	910,940
Wayfair, Inc. Class A (a)	1,976	83,525

		37,494,261

TOTAL INTERNET & CATALOG RETAIL		38,821,959

LEISURE PRODUCTS – 1.1%
Leisure Products – 1.1%
Arctic Cat, Inc.	1,305	26,805
Black Diamond, Inc. (a)	2,129	11,795
Brunswick Corp.	8,608	463,196
Callaway Golf Co.	7,189	71,531
Hasbro, Inc.	10,373	796,958
Mattel, Inc.	31,245	768,002

	Shares	Value
Nautilus, Inc. (a)	2,809	$47,865
Polaris Industries, Inc.	5,818	653,594
Smith & Wesson Holding Corp. (a)	5,025	89,746
Sturm, Ruger & Co., Inc.	1,784	101,581
Vista Outdoor, Inc. (a)	5,886	263,222

TOTAL LEISURE PRODUCTS		3,294,295

MEDIA – 24.6%
Advertising – 0.9%
Clear Channel Outdoor Holding, Inc. Class A (a)	4,060	30,369
Harte-Hanks, Inc.	4,320	18,360
Interpublic Group of Companies, Inc.	38,138	874,504
National CineMedia, Inc.	5,773	81,977
Omnicom Group, Inc.	22,557	1,689,970

		2,695,180

Broadcasting – 2.1%
CBS Corp. Class B (non-vtg.)	41,945	1,951,281
Discovery Communications, Inc. Class A (a)	13,786	405,860
Discovery Communications, Inc. Class C (non-vtg.) (a)	25,395	698,870
E.W. Scripps Co. Class A	5,050	111,403
Entercom Communications Corp. Class A (a)	2,259	24,939
Entravision Communications Corp. Class A	5,977	52,359
Gray Television, Inc. (a)	5,865	93,195
Liberty Media Corp. (a)	18,797	735,903
Liberty Media Corp. Class A (a)	8,748	356,568
Media General, Inc. (a)	7,882	117,127
Nexstar Broadcasting Group, Inc. Class A	2,931	156,017
Scripps Networks Interactive, Inc. Class A	6,992	420,079
Sinclair Broadcast Group, Inc. Class A	6,174	185,282
TEGNA, Inc.	19,926	538,799

		5,847,682

Cable & Satellite – 10.1%
AMC Networks, Inc. Class A (a)	5,624	415,557
Cable One, Inc. (a)	425	184,212
Cablevision Systems Corp. – NY Group Class A	18,428	600,568
Charter Communications, Inc. Class A (a)	7,759	1,481,503
Comcast Corp. Class A	195,877	12,265,818
Comcast Corp. Class A (special) (non-vtg.)	36,963	2,317,950
DISH Network Corp. Class A (a)	20,726	1,305,116
Liberty Broadband Corp. Class A (a)	2,189	119,432
Liberty Broadband Corp. Class C (a)	6,219	334,396
Liberty Global PLC LiLAC Series A (a)	1,200	46,344
Liberty Global PLC LiLAC Series C (a)	2,891	111,766

Quarterly Report	4

Common Stocks – continued
	Shares	Value
MEDIA – continued
Cable & Satellite – continued
Liberty Global PLC Series A (a)	23,296	$1,037,138
Liberty Global PLC Series C (a)	57,169	2,437,686
Loral Space & Communications Ltd. (a)	1,307	58,436
MSG Networks, Inc. (a)	5,286	108,469
Sirius XM Holdings, Inc. (a)	227,814	929,481
Starz – Liberty Capital Series A (a)	8,100	271,431
Time Warner Cable, Inc.	26,094	4,942,204

		28,967,507

Movies & Entertainment – 10.9%
AMC Entertainment Holdings, Inc.	1,991	54,494
Carmike Cinemas, Inc. (a)	2,336	59,825
Cinemark Holdings, Inc.	9,649	341,961
DreamWorks Animation SKG, Inc. Class A (a)	6,824	138,118
Global Eagle Entertainment, Inc. (a)	3,676	48,964
IMAX Corp. (a)	5,809	223,008
Lions Gate Entertainment Corp.	9,561	372,592
Live Nation Entertainment, Inc. (a)	14,036	382,902
Regal Entertainment Group Class A	8,028	155,583
Rentrak Corp. (a)	953	52,587
SFX Entertainment, Inc. (a)	4,300	3,999
The Madison Square Garden Co. (a)	1,741	310,768
The Walt Disney Co.	148,723	16,915,754
Time Warner, Inc.	76,100	5,733,374
Twenty-First Century Fox, Inc. Class A	116,203	3,566,270
Twenty-First Century Fox, Inc. Class B	40,580	1,253,110
Viacom, Inc. Class B (non-vtg.)	32,016	1,578,709
World Wrestling Entertainment, Inc. Class A	3,081	54,934

		31,246,952

Publishing – 0.6%
Gannett Co., Inc.	9,999	158,184
John Wiley & Sons, Inc. Class A	4,327	226,432
Meredith Corp.	3,531	166,028
New Media Investment Group, Inc.	3,994	64,304
News Corp. Class A	35,448	545,899
Scholastic Corp.	2,165	88,484
The New York Times Co. Class A	12,233	162,454
Time, Inc.	10,097	187,602

		1,599,387

TOTAL MEDIA		70,356,708

MULTILINE RETAIL – 4.2%
Department Stores – 1.3%
Dillard’s, Inc. Class A	2,180	195,066
J.C. Penney Co., Inc. (a)	27,014	247,718
Kohl’s Corp.	18,754	864,934
Macy’s, Inc.	31,168	1,588,945
Nordstrom, Inc.	13,252	864,163
Sears Holdings Corp. (a)	2,529	59,103

		3,819,929

	Shares	Value
General Merchandise Stores – 2.9%
Big Lots, Inc.	4,992	$230,131
Burlington Stores, Inc. (a)	6,996	336,368
Dollar General Corp.	28,042	1,900,406
Dollar Tree, Inc. (a)	20,587	1,348,243
Fred’s, Inc. Class A	3,468	47,962
Target Corp.	55,978	4,320,382
Tuesday Morning Corp. (a)	4,067	22,003

		8,205,495

TOTAL MULTILINE RETAIL		12,025,424

SPECIALTY RETAIL – 19.2%
Apparel Retail – 4.5%
Abercrombie & Fitch Co. Class A	6,527	138,307
Aeropostale, Inc. (a)	6,599	4,091
American Eagle Outfitters, Inc.	17,180	262,510
Ascena Retail Group, Inc. (a)	16,319	217,369
Boot Barn Holdings, Inc. (a)	1,217	18,255
Caleres, Inc.	3,858	117,901
Chico’s FAS, Inc.	13,175	182,079
DSW, Inc. Class A	7,494	186,900
Express, Inc. (a)	7,164	138,265
Finish Line, Inc. Class A	4,370	81,413
Foot Locker, Inc.	12,931	876,075
Francescas Holdings Corp. (a)	3,853	54,751
Gap, Inc.	23,333	635,124
Genesco, Inc. (a)	2,235	140,023
Guess?, Inc.	5,952	125,290
L Brands, Inc.	22,937	2,201,493
Ross Stores, Inc.	38,198	1,932,055
Shoe Carnival, Inc.	1,490	33,480
Stage Stores, Inc.	3,130	30,455
Stein Mart, Inc.	2,858	25,322
The Buckle, Inc.	2,689	95,298
The Cato Corp. Class A	2,459	92,852
The Children’s Place Retail Stores, Inc.	1,942	104,227
The Men’s Wearhouse, Inc.	3,814	152,484
Tilly’s, Inc. Class A (a)	1,305	9,514
TJX Companies, Inc.	62,793	4,595,820
Urban Outfitters, Inc. (a)	9,785	279,851
Zumiez, Inc. (a)	2,045	35,747

		12,766,951

Automotive Retail – 3.3%
Advance Auto Parts, Inc.	6,772	1,343,768
America’s Car Mart, Inc. (a)	770	26,365
Asbury Automotive Group, Inc. (a)	2,161	171,151
AutoNation, Inc. (a)	6,853	433,041
AutoZone, Inc. (a)	2,924	2,293,615
CarMax, Inc. (a)	19,332	1,140,781
CST Brands, Inc.	7,119	255,786
Group 1 Automotive, Inc.	2,152	187,116
Lithia Motors, Inc. Class A	2,210	259,432

5	Quarterly Report

Investments (Unaudited) – continued

Common Stocks – continued
	Shares	Value
SPECIALTY RETAIL – continued
Automotive Retail – continued
Monro Muffler Brake, Inc.	2,979	$220,952
Murphy USA, Inc. (a)	4,176	256,281
O’Reilly Automotive, Inc. (a)	9,326	2,576,401
Penske Automotive Group, Inc.	4,163	203,321
Sonic Automotive, Inc. Class A	3,071	76,591
The Pep Boys – Manny, Moe & Jack (a)	4,599	69,169
TravelCenters of America LLC (a)	3,121	35,954

		9,549,724

Computer & Electronics Retail – 0.6%
Best Buy Co., Inc.	29,321	1,027,115
Conn’s, Inc. (a)	1,720	32,628
GameStop Corp. Class A	9,886	455,448
Rent-A-Center, Inc.	4,888	89,890

		1,605,081

Home Improvement Retail – 7.5%
Home Depot, Inc.	119,857	14,819,120
Lowe’s Companies, Inc.	87,379	6,451,192
Lumber Liquidators Holdings, Inc. (a)	2,677	36,996
Tile Shop Holdings, Inc. (a)	2,722	39,496

		21,346,804

Homefurnishing Retail – 0.8%
Aarons, Inc. Class A	6,096	150,388
Bed Bath & Beyond, Inc. (a)	15,837	944,360
Haverty Furniture Companies, Inc.	1,772	41,483
Kirkland’s, Inc.	1,546	35,543
Mattress Firm Holding Corp. (a)	1,475	62,791
Pier 1 Imports, Inc.	8,384	62,209
Restoration Hardware Holdings, Inc. (a)	3,520	362,877
Select Comfort Corp. (a)	4,870	103,244
Williams-Sonoma, Inc.	8,046	593,392

		2,356,287

Specialty Stores – 2.5%
Barnes & Noble Education, Inc. (a)	2,840	41,890
Barnes & Noble, Inc.	4,484	58,247
Big 5 Sporting Goods Corp.	1,828	16,726
Cabela’s, Inc. Class A (a)	4,967	194,557
Dick’s Sporting Goods, Inc.	8,631	384,511
Five Below, Inc. (a)	5,091	174,825
GNC Holdings, Inc. Class A	7,995	237,851
Hibbett Sports, Inc. (a)	2,362	80,686
MarineMax, Inc. (a)	2,453	38,757
Office Depot, Inc. (a)	45,589	347,388
Outerwall, Inc.	1,700	102,000
Sally Beauty Holdings, Inc. (a)	14,585	342,893
Signet Jewelers Ltd.	7,044	1,063,221
Staples, Inc.	59,321	770,580
The Container Store Group, Inc. (a)	1,795	20,481
The Michaels Cos., Inc. (a)	7,780	181,897
Tiffany & Co., Inc.	11,938	984,169
Tractor Supply Co.	12,607	1,164,761

	Shares	Value
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	5,628	$979,047
Vitamin Shoppe, Inc. (a)	2,780	79,758
Winmark Corp.	210	21,158

		7,285,403

TOTAL SPECIALTY RETAIL		54,910,250

TEXTILES, APPAREL & LUXURY GOODS – 6.7%
Apparel, Accessories & Luxury Goods – 3.5%
Carter’s, Inc.	4,865	442,131
Coach, Inc.	25,514	796,037
Columbia Sportswear Co.	2,599	142,555
Fossil Group, Inc. (a)	4,103	223,244
G-III Apparel Group Ltd. (a)	3,769	207,634
Hanesbrands, Inc.	37,118	1,185,549
Iconix Brand Group, Inc. (a)	4,174	63,946
Kate Spade & Co. (a)	11,843	212,819
lululemon athletica, Inc. (a)	10,500	516,285
Michael Kors Holdings Ltd. (a)	18,382	710,280
Movado Group, Inc.	1,670	42,986
Oxford Industries, Inc.	1,406	102,385
PVH Corp.	7,661	696,768
Ralph Lauren Corp.	5,592	619,426
Sequential Brands Group, Inc. (a)	2,549	31,888
Tumi Holdings, Inc. (a)	5,359	85,905
Under Armour, Inc. Class A (a)	16,562	1,574,715
Vera Bradley, Inc. (a)	2,012	25,170
VF Corp.	31,378	2,118,642

		9,798,365

Footwear – 3.2%
Crocs, Inc. (a)	7,100	76,680
Deckers Outdoor Corp. (a)	3,073	171,043
NIKE, Inc. Class B	62,954	8,248,863
Skechers U.S.A., Inc. Class A (a)	11,699	365,009
Steven Madden Ltd. (a)	5,287	184,252
Wolverine World Wide, Inc.	9,556	177,455

		9,223,302

Textiles – 0.0%
Unifi, Inc. (a)	1,438	43,988

TOTAL TEXTILES, APPAREL & LUXURY GOODS		19,065,655

TOTAL COMMON STOCKS (Cost $278,337,526)		285,341,814

Money Market Funds – 0.2%

SSgA US Treasury Money Market Fund, 0.00% (b) (Cost $397,351)	397,351	397,351

TOTAL INVESTMENT PORTFOLIO – 100.0% (Cost $278,734,877)		285,739,165

NET OTHER ASSETS (LIABILITIES) – 0.0%		94,710

NET ASSETS – 100%		$285,833,875

Quarterly Report	6

Legend

(a)	Non-income producing.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Other Information

The following is a summary of the inputs used, as of October 31, 2015, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$285,341,814	$285,341,814	$—	$—
Money Market Funds	397,351	397,351	—	—

Total Investments in Securities:	$285,739,165	$285,739,165	$—	$—

Income Tax Information

At October 31, 2015, the cost of investment securities for income tax purposes was $278,933,450. Net unrealized appreciation aggregated $6,805,715, of which $25,117,780 related to appreciated investment securities and $18,312,065 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds (Underlying Funds) are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated underlying fund’s NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board’s fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

7	Quarterly Report

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of SelectCo, LLC or an affiliate.

Quarterly Report	8

Quarterly Holdings Report

for

Fidelity® MSCI Consumer Staples Index ETF

October 31, 2015

1.9584805.101

T02-QTLY-1215

Investments October 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.8%
	Shares	Value
BEVERAGES – 22.1%
Brewers – 0.8%
Molson Coors Brewing Co. Class B	20,112	$1,771,867
The Boston Beer Co., Inc. Class A (a)	1,208	265,265

		2,037,132

Distillers & Vintners – 1.9%
Brown-Forman Corp. Class B	15,727	1,669,893
Constellation Brands, Inc. Class A	22,535	3,037,718

		4,707,611

Soft Drinks – 19.4%
Coca-Cola Bottling Co. Consolidated	671	141,722
Coca-Cola Enterprises, Inc.	29,208	1,499,539
Dr Pepper Snapple Group, Inc.	25,180	2,250,337
Monster Beverage Corp. (a)	18,757	2,556,954
National Beverage Corp. (a)	1,521	57,250
PepsiCo, Inc.	193,714	19,795,634
The Coca-Cola Co.	543,395	23,012,778

		49,314,214

TOTAL BEVERAGES		56,058,957

FOOD & STAPLES RETAILING – 22.9%
Drug Retail – 10.0%
CVS Health Corp.	148,096	14,628,923
Rite Aid Corp. (a)	130,178	1,025,802
Walgreens Boots Alliance, Inc.	114,575	9,702,211

		25,356,936

Food Distributors – 1.5%
SpartanNash Co.	5,212	145,415
Sysco Corp.	78,097	3,221,501
The Andersons, Inc.	3,823	135,334
The Chefs’ Warehouse, Inc. (a)	3,247	49,192
United Natural Foods, Inc. (a)	6,597	332,819

		3,884,261

Food Retail – 2.9%
Casey’s General Stores, Inc.	5,114	543,209
Ingles Markets, Inc. Class A	1,550	77,407
Natural Grocers by Vitamin Cottage, Inc. (a)	1,654	39,613
Smart & Final Stores, Inc. (a)	4,029	59,387
Sprouts Farmers Market, Inc. (a)	13,565	276,455
SUPERVALU, Inc. (a)	27,735	182,219
The Fresh Market, Inc. (a)	5,709	142,268
The Kroger Co.	122,402	4,626,796
Village Super Market, Inc. Class A	969	24,283
Weis Markets, Inc.	1,641	67,511
Whole Foods Market, Inc.	47,256	1,415,790

		7,454,938

Hypermarkets & Super Centers – 8.5%
Costco Wholesale Corp.	57,778	9,135,857
PriceSmart, Inc.	2,655	228,277

	Shares	Value
Wal-Mart Stores, Inc.	211,703	$12,117,880

		21,482,014

TOTAL FOOD & STAPLES RETAILING		58,178,149

FOOD PRODUCTS – 19.7%
Agricultural Products – 2.5%
Alico, Inc.	482	20,577
Archer-Daniels-Midland Co.	81,579	3,724,897
Bunge Ltd.	18,943	1,382,081
Darling Ingredients, Inc. (a)	9,868	99,864
Fresh Del Monte Produce, Inc.	4,682	213,640
Ingredion, Inc.	9,433	896,701

		6,337,760

Packaged Foods & Meats – 17.2%
B&G Foods, Inc.	7,635	277,074
Boulder Brands, Inc. (a)	8,063	71,438
Cal-Maine Foods, Inc.	4,029	215,390
Calavo Growers, Inc.	2,099	107,910
Campbell Soup Co.	24,654	1,252,177
ConAgra Foods, Inc.	56,068	2,273,557
Dean Foods Co.	12,520	226,737
Diamond Foods, Inc. (a)	3,562	141,126
Farmer Bros Co. (a)	1,196	33,942
Flowers Foods, Inc.	24,892	672,084
Freshpet, Inc. (a)	804	7,839
General Mills, Inc.	78,360	4,553,500
Hormel Foods Corp.	19,068	1,288,043
J&J Snack Foods Corp.	2,020	248,036
John B Sanfilippo & Son, Inc.	1,188	76,887
Kellogg Co.	34,765	2,451,628
Keurig Green Mountain, Inc.	15,136	768,152
Lancaster Colony Corp.	2,525	287,143
Landec Corp. (a)	3,202	39,385
McCormick & Co., Inc. (non-vtg.)	15,207	1,277,084
Mead Johnson Nutrition Co.	26,571	2,178,822
Mondelez International, Inc. Class A	213,582	9,858,945
Pinnacle Foods, Inc.	14,558	641,717
Post Holdings, Inc. (a)	7,971	512,296
Sanderson Farms, Inc.	2,729	189,693
Seaboard Corp. (a)	37	124,616
Seneca Foods Corp. Class A (a)	1,011	29,501
Snyders-Lance, Inc.	6,542	232,503
The Hain Celestial Group, Inc. (a)	13,483	672,127
The Hershey Co.	19,771	1,753,490
The JM Smucker Co.	14,917	1,751,107
The Kraft Heinz Co.	78,252	6,101,308
The WhiteWave Foods Co. (a)	23,104	946,802
Tootsie Roll Industries, Inc.	2,524	80,112
TreeHouse Foods, Inc. (a)	5,625	481,725
Tyson Foods, Inc. Class A	39,899	1,769,920

		43,593,816

TOTAL FOOD PRODUCTS		49,931,576

Quarterly Report	2

Common Stocks – continued
	Shares	Value
HOUSEHOLD PRODUCTS – 17.8%
Household Products – 17.8%
Central Garden and Pet Co. Class A (a)	4,249	$71,723
Church & Dwight Co., Inc.	17,197	1,480,490
Colgate-Palmolive Co.	112,864	7,488,526
Energizer Holdings, Inc.	8,340	357,202
HRG Group, Inc. (a)	11,878	159,759
Kimberly-Clark Corp.	47,836	5,726,448
Spectrum Brands Holdings, Inc.	3,500	335,475
The Clorox Co.	17,231	2,101,148
The Procter & Gamble Co.	356,028	27,193,419
WD-40 Co.	1,979	189,153

TOTAL HOUSEHOLD PRODUCTS		45,103,343

PERSONAL PRODUCTS – 1.7%
Personal Products – 1.7%
Avon Products, Inc.	56,844	229,081
Edgewell Personal Care Co.	8,232	697,333
Elizabeth Arden, Inc. (a)	2,993	37,532
Herbalife Ltd. (a)	9,133	511,813
Inter Parfums, Inc.	2,242	61,924
Medifast, Inc. (a)	1,476	41,284
Nu Skin Enterprises, Inc. Class A	4,333	165,564
Revlon, Inc. Class A (a)	1,725	54,113
The Estee Lauder Cos., Inc. Class A	30,390	2,445,179
USANA Health Sciences, Inc. (a)	796	102,366

TOTAL PERSONAL PRODUCTS		4,346,189

	Shares	Value
TOBACCO – 15.6%
Tobacco – 15.6%
Altria Group, Inc.	258,121	$15,608,577
Philip Morris International, Inc.	203,324	17,973,842
Reynolds American, Inc.	112,757	5,448,418
Universal Corp.	2,921	157,763
Vector Group Ltd.	12,148	294,589

TOTAL TOBACCO		39,483,189

TOTAL COMMON STOCKS (Cost $251,915,447)		253,101,403

Money Market Funds – 0.1%

SSgA US Treasury Money Market Fund, 0.00% (b) (Cost $235,939)	235,939	235,939

TOTAL INVESTMENT PORTFOLIO – 99.9% (Cost $252,151,386)		253,337,342

NET OTHER ASSETS (LIABILITIES) – 0.1%		364,916

NET ASSETS – 100%		$253,702,258

Legend

(a)	Non-income producing.

(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Other Information

The following is a summary of the inputs used, as of October 31, 2015, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$253,101,403	$253,101,403	$—	$—
Money Market Funds	235,939	235,939	—	—

Total Investments in Securities:	$253,337,342	$253,337,342	$—	$—

Income Tax Information

At October 31, 2015, the cost of investment securities for income tax purposes was $252,470,148. Net unrealized appreciation aggregated $867,194, of which $9,472,414 related to appreciated investment securities and $8,605,220 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair

3	Quarterly Report

Investments (Unaudited) – continued

value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds (Underlying Funds) are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated underlying fund’s NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board’s fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

Quarterly Report	4

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of SelectCo, LLC or an affiliate.

5	Quarterly Report

Quarterly Holdings Report

for

Fidelity® MSCI Energy Index ETF

October 31, 2015

1.9584807.101

T03-QTLY-1215

Investments October 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.8%
	Shares	Value
ENERGY EQUIPMENT & SERVICES – 17.0%
Oil & Gas Drilling – 1.6%
Atwood Oceanics, Inc.	11,762	$194,661
Diamond Offshore Drilling, Inc.	13,116	260,746
Ensco PLC Class A	44,756	744,292
Helmerich & Payne, Inc.	20,561	1,156,968
Nabors Industries Ltd.	55,707	559,298
Noble Corp. PLC	46,237	622,812
Parker Drilling Co. (a)	24,115	68,969
Patterson-UTI Energy, Inc.	28,029	417,352
Pioneer Energy Services Corp. (a)	12,694	29,323
Rowan Cos. PLC Class A	22,632	445,398
Transocean Partners LLC	4,075	46,129
Unit Corp. (a)	9,194	115,936

		4,661,884

Oil & Gas Equipment & Services – 15.4%
Baker Hughes, Inc.	82,935	4,369,016
Basic Energy Services, Inc. (a)	7,196	26,697
Bristow Group, Inc.	6,728	233,663
C&J Energy Services Ltd. (a)	9,240	46,108
Cameron International Corp. (a)	36,536	2,484,813
CARBO Ceramics, Inc.	4,009	70,238
Core Laboratories N.V.	8,174	950,881
Dril-Quip, Inc. (a)	7,452	458,745
Era Group, Inc. (a)	3,783	52,622
Exterran Holdings, Inc.	12,596	273,837
Fairmount Santrol Holdings, Inc. (a)	8,090	21,600
FMC Technologies, Inc. (a)	44,068	1,490,820
Forum Energy Technologies, Inc. (a)	12,109	160,444
Frank’s International N.V.	7,444	127,739
Geospace Technologies Corp. (a)	2,612	40,120
Halliburton Co.	162,338	6,230,533
Helix Energy Solutions Group, Inc. (a)	19,443	112,381
Hornbeck Offshore Services, Inc. (a)	6,287	84,937
ION Geophysical Corp. (a)	25,091	9,284
Key Energy Services, Inc. (a)	27,130	14,254
Matrix Service Co. (a)	5,077	115,248
McDermott International, Inc. (a)	45,978	211,959
National Oilwell Varco, Inc.	74,007	2,785,624
Natural Gas Services Group, Inc. (a)	2,446	55,084
Newpark Resources, Inc. (a)	16,177	91,562
Oceaneering International, Inc.	18,863	792,623
Oil States International, Inc. (a)	9,379	281,464
PHI, Inc. (non-vtg.) (a)	2,334	44,439
RigNet, Inc. (a)	2,599	77,970
RPC, Inc.	12,396	136,728
Schlumberger Ltd.	242,214	18,931,446
SEACOR Holdings, Inc. (a)	3,306	193,137
Seventy Seven Energy, Inc. (a)	9,345	10,653
Superior Energy Services, Inc.	28,695	406,321
Tesco Corp.	6,697	53,576
TETRA Technologies, Inc. (a)	15,212	102,529
Tidewater, Inc.	9,004	111,199

	Shares	Value
US Silica Holdings, Inc.	10,224	$184,645
Weatherford International PLC (a)	147,869	1,514,179

		43,359,118

TOTAL ENERGY EQUIPMENT & SERVICES		48,021,002

OIL, GAS & CONSUMABLE FUELS – 82.8%
Coal & Consumable Fuels – 0.2%
Cloud Peak Energy, Inc. (a)	11,752	34,903
CONSOL Energy, Inc.	43,718	291,162
Peabody Energy Corp.	3,548	45,379
Solazyme, Inc. (a)	12,107	39,711
Westmoreland Coal Co. (a)	3,014	21,580

		432,735

Integrated Oil & Gas – 38.9%
Chevron Corp.	358,729	32,601,292
Exxon Mobil Corp.	797,584	65,992,100
Occidental Petroleum Corp.	146,545	10,923,464

		109,516,856

Oil & Gas Exploration & Production – 25.0%
Abraxas Petroleum Corp. (a)	19,511	31,022
Anadarko Petroleum Corp.	96,906	6,481,073
Antero Resources Corp. (a)	15,888	374,480
Apache Corp.	71,952	3,391,098
Approach Resources, Inc. (a)	7,885	18,609
Bill Barrett Corp. (a)	9,601	46,757
Bonanza Creek Energy, Inc. (a)	8,205	46,686
Cabot Oil & Gas Corp.	78,935	1,713,679
California Resources Corp.	59,181	239,091
Callon Petroleum Co. (a)	11,982	104,004
Carrizo Oil & Gas, Inc. (a)	10,417	391,992
Chesapeake Energy Corp.	114,307	815,009
Cimarex Energy Co.	17,870	2,109,732
Clayton Williams Energy, Inc. (a)	1,180	70,293
Cobalt International Energy, Inc. (a)	55,466	425,424
Concho Resources, Inc. (a)	24,389	2,826,929
ConocoPhillips	235,206	12,548,240
Contango Oil & Gas Co. (a)	3,148	24,082
Continental Resources, Inc. (a)	17,808	603,869
Denbury Resources, Inc.	68,443	242,288
Devon Energy Corp.	74,522	3,124,707
Diamondback Energy, Inc. (a)	12,028	888,148
Eclipse Resources Corp. (a)	11,185	24,048
Energen Corp.	15,053	875,332
Energy XXI Bermuda Ltd.	19,040	32,939
EOG Resources, Inc.	104,727	8,990,813
EQT Corp.	29,076	1,921,051
EXCO Resources, Inc.	36,288	40,643
Gastar Exploration, Inc. (a)	14,366	22,555
Gulfport Energy Corp. (a)	20,375	620,826
Halcon Resources Corp. (a)	71,287	49,979
Hess Corp.	49,363	2,774,694
Jones Energy, Inc. Class A (a)	5,875	30,198
Kosmos Energy Ltd. (a)	26,028	177,511

Quarterly Report	2

Common Stocks – continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS – continued
Oil & Gas Exploration & Production – continued
Laredo Petroleum Holdings, Inc. (a)	30,680	$352,206
LinnCo LLC	24,637	57,158
Magnum Hunter Resources Corp. (a)	34,509	9,186
Marathon Oil Corp.	128,820	2,367,712
Matador Resources Co. (a)	14,710	378,194
Memorial Resource Development Corp. (a)	19,413	343,416
Murphy Oil Corp.	32,288	917,948
Newfield Exploration Co. (a)	31,087	1,249,387
Noble Energy, Inc.	81,805	2,931,891
Northern Oil and Gas, Inc. (a)	10,432	52,577
Oasis Petroleum, Inc. (a)	24,055	279,760
Parsley Energy, Inc. (a)	17,331	307,279
PDC Energy, Inc. (a)	7,651	461,661
Penn Virginia Corp. (a)	14,337	8,873
Pioneer Natural Resources Co.	28,490	3,907,119
QEP Resources, Inc.	33,772	522,115
Range Resources Corp.	32,279	982,573
Rex Energy Corp. (a)	9,669	21,852
Rice Energy, Inc. (a)	5,339	81,473
RSP Permian, Inc. (a)	12,349	338,610
Sanchez Energy Corp. (a)	9,716	57,810
SandRidge Energy, Inc. (a)	76,993	28,511
SM Energy Co.	12,887	429,781
Southwestern Energy Co. (a)	73,414	810,491
Stone Energy Corp. (a)	10,858	60,696
Synergy Resources Corp. (a)	17,063	190,935
Triangle Petroleum Corp. (a)	13,882	16,658
Ultra Petroleum Corp. (a)	29,452	161,397
W&T Offshore, Inc.	7,277	23,723
Whiting Petroleum Corp. (a)	38,997	671,918
WPX Energy, Inc. (a)	44,887	307,925

		70,408,636

Oil & Gas Refining & Marketing – 9.9%
Alon USA Energy, Inc.	5,403	90,500
Clean Energy Fuels Corp. (a)	14,221	80,349
CVR Energy, Inc.	3,381	150,319
Delek US Holdings, Inc.	10,300	280,160
Green Plains, Inc.	6,876	141,027
HollyFrontier Corp.	35,300	1,728,641
Marathon Petroleum Corp.	103,651	5,369,122

	Shares	Value
PBF Energy, Inc. Class A	18,287	$621,758
Phillips 66	103,473	9,214,271
Renewable Energy Group, Inc. (a)	6,167	48,658
REX American Resources Corp. (a)	1,293	70,999
Tesoro Corp.	24,023	2,568,779
Valero Energy Corp.	97,031	6,396,283
Western Refining, Inc.	14,598	607,569
World Fuel Services Corp.	13,790	613,103

		27,981,538

Oil & Gas Storage & Transportation – 8.8%
Cheniere Energy, Inc. (a)	42,882	2,123,517
Columbia Pipeline Group, Inc.	60,582	1,258,288
Enbridge Energy Management LLC (a)	10,288	279,525
EnLink Midstream LLC	9,473	186,618
Kinder Morgan, Inc.	351,579	9,615,686
ONEOK, Inc.	39,851	1,351,746
SemGroup Corp. Class A	8,387	382,028
Spectra Energy Corp.	128,092	3,659,588
Targa Resources Corp.	10,167	581,044
The Williams Cos., Inc.	135,766	5,354,611

		24,792,651

TOTAL OIL, GAS & CONSUMABLE FUELS		233,132,416

TOTAL COMMON STOCKS (Cost $349,609,116)		281,153,418

Money Market Funds – 0.1%

SSgA US Treasury Money Market Fund, 0.00% (b) (Cost $180,340)	180,340	180,340

TOTAL INVESTMENT PORTFOLIO – 99.9% (Cost $349,789,456)		281,333,758

NET OTHER ASSETS (LIABILITIES) – 0.1%		417,633

NET ASSETS – 100%		$281,751,391

Legend

(a)	Non-income producing.

(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Other Information

The following is a summary of the inputs used, as of October 31, 2015, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$281,153,418	$281,153,418	$—	$—
Money Market Funds	180,340	180,340	—	—

Total Investments in Securities:	$281,333,758	$281,333,758	$—	$—

3	Quarterly Report

Investments (Unaudited) – continued

Income Tax Information

At October 31, 2015, the cost of investment securities for income tax purposes was $351,740,697. Net unrealized depreciation aggregated $70,406,939, of which $3,539,400 related to appreciated investment securities and $73,946,339 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds (Underlying Funds) are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated underlying fund’s NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board’s fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

Quarterly Report	4

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of SelectCo, LLC or an affiliate.

5	Quarterly Report

Quarterly Holdings Report

for

Fidelity® MSCI Financials Index ETF

October 31, 2015

1.9584809.101

T04-QTLY-1215

Investments October 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.9%
	Shares	Value
BANKS – 34.0%
Diversified Banks – 23.8%
Bank of America Corp.	598,785	$10,047,612
Citigroup, Inc.	172,995	9,198,144
Comerica, Inc.	10,161	440,987
JPMorgan Chase & Co.	211,589	13,594,593
US Bancorp	101,097	4,264,272
Wells Fargo & Co.	278,903	15,099,809

		52,645,417

Regional Banks – 10.2%
1st Source Corp.	740	23,502
Ameris Bancorp	1,847	58,181
Arrow Financial Corp.	707	19,513
Associated Banc-Corp	8,727	168,780
Banc of California, Inc.	1,856	24,202
Bancfirst Corp.	398	24,529
BancorpSouth, Inc.	5,003	124,725
Bank of Hawaii Corp.	2,486	162,783
Bank of the Ozarks, Inc.	4,481	224,140
BankUnited, Inc.	5,931	220,515
Banner Corp.	1,184	58,099
BB&T Corp.	44,490	1,652,804
BBCN Bancorp, Inc.	4,581	76,915
Berkshire Hills Bancorp, Inc.	1,645	47,047
Blue Hills Bancorp, Inc.	1,728	24,520
BOK Financial Corp.	1,396	93,783
Boston Private Financial Holdings, Inc.	4,740	54,320
Bryn Mawr Bank Corp.	770	22,430
Camden National Corp.	468	18,294
Capital Bank Financial Corp. Class A	1,597	51,583
Cardinal Financial Corp.	1,835	41,710
Cathay General Bancorp	4,351	136,186
Centerstate Banks, Inc.	2,662	38,812
Central Pacific Financial Corp.	1,772	39,622
Chemical Financial Corp.	1,918	65,078
CIT Group, Inc.	9,942	427,506
Citizens Financial Group, Inc.	30,080	730,944
City Holding Co.	842	40,273
City National Corp.	36	3,226
CoBiz Financial, Inc.	2,130	26,540
Columbia Banking System, Inc.	3,306	110,156
Commerce Bancshares, Inc.	5,009	228,160
Community Bank System, Inc.	2,385	97,213
Community Trust Bancorp, Inc.	949	32,712
ConnectOne Bancorp, Inc.	1,638	29,238
Cullen/Frost Bankers, Inc.	3,277	224,278
Customers Bancorp, Inc. (a)	1,523	41,883
CVB Financial Corp.	5,764	100,582
Eagle Bancorp, Inc. (a)	1,688	80,349
East West Bancorp, Inc.	8,177	330,269
Enterprise Financial Services Corp.	1,106	31,366
FCB Financial Holdings, Inc. Class A (a)	1,800	64,008
Fifth Third Bancorp	46,118	878,548

	Shares	Value
First BanCorp (a)	6,714	$25,446
First BanCorp/NC	1,048	19,419
First Citizens BancShares, Inc. Class A	411	105,274
First Commonwealth Financial Corp.	5,065	46,547
First Community Bancshares, Inc.	918	17,653
First Financial Bancorp	3,590	69,215
First Financial Bankshares, Inc.	2,957	98,350
First Financial Corp.	532	18,232
First Horizon National Corp.	13,290	188,452
First Interstate Bancsystem, Inc. Class A	1,213	34,401
First Merchants Corp.	2,053	53,850
First Midwest Bancorp, Inc.	4,444	79,192
First NBC Bank Holding Co. (a)	887	32,988
First Niagara Financial Group, Inc.	20,280	209,898
First Republic Bank	8,128	530,840
FirstMerit Corp.	9,453	177,622
Flushing Financial Corp.	1,675	35,242
FNB Corp.	9,949	134,013
Fulton Financial Corp.	10,074	135,193
Glacier Bancorp, Inc.	4,340	118,742
Great Southern Bancorp, Inc.	552	26,678
Great Western Bancorp, Inc.	3,160	89,302
Hancock Holding Co.	4,427	122,185
Hanmi Financial Corp.	1,847	47,099
Heartland Financial USA, Inc.	945	34,814
Heritage Financial Corp.	1,820	33,524
Hilltop Holdings, Inc. (a)	4,295	90,066
Home BancShares, Inc.	3,477	149,233
HomeTrust Bancshares, Inc. (a)	1,127	21,345
Huntington Bancshares, Inc.	46,200	506,814
Iberiabank Corp.	2,191	132,840
Independent Bank Corp.	1,436	67,119
Independent Bank Group, Inc.	572	22,279
International Bancshares Corp.	3,213	86,590
Investors Bancorp, Inc.	19,876	248,649
KeyCorp	48,360	600,631
Lakeland Bancorp, Inc.	2,069	24,062
Lakeland Financial Corp.	987	44,346
LegacyTexas Financial Group, Inc.	2,570	73,759
M&T Bank Corp.	6,815	816,778
MB Financial, Inc.	4,278	137,923
National Bank Holdings Corp. Class A	1,735	38,274
National Penn Bancshares, Inc.	7,976	96,031
NBT Bancorp, Inc.	2,546	71,568
OFG Bancorp	2,525	23,255
Old National Bancorp	6,670	93,380
Opus Bank	928	34,568
PacWest Bancorp	6,493	292,445
People’s United Financial, Inc.	17,734	282,857
Peoples Bancorp, Inc.	846	16,209
Pinnacle Financial Partners, Inc.	1,927	101,399
Popular, Inc.	5,953	176,030
PrivateBancorp, Inc.	4,255	177,987

Quarterly Report	2

Common Stocks – continued
	Shares	Value
BANKS – continued
Regional Banks – continued
Prosperity Bancshares, Inc.	3,786	$194,525
Regions Financial Corp.	76,344	713,816
Renasant Corp.	2,164	74,939
Republic Bancorp, Inc. Class A	602	15,309
S&T Bancorp, Inc.	1,914	61,018
Seacoast Banking Corp. of Florida (a)	1,426	22,074
Signature Bank (a)	2,878	428,592
Simmons First National Corp. Class A	1,637	84,371
South State Corp.	1,402	108,655
Southside Bancshares, Inc.	1,328	35,723
State Bank Financial Corp.	2,007	42,950
Sterling Bancorp/DE	6,595	101,497
Stock Yards Bancorp, Inc.	838	31,576
SunTrust Banks, Inc.	29,489	1,224,383
SVB Financial Group (a)	2,921	356,566
Synovus Financial Corp.	7,585	239,914
Talmer Bancorp, Inc. Class A	3,787	63,697
TCF Financial Corp.	9,077	139,695
Texas Capital Bancshares, Inc. (a)	2,652	146,390
The Bancorp, Inc. (a)	2,067	14,882
The PNC Financial Services Group, Inc.	29,533	2,665,649
Towne Bank	2,352	50,474
Trico Bancshares	1,246	32,845
TriState Capital Holdings Inc. (a)	1,311	16,374
Trustmark Corp.	3,713	89,223
UMB Financial Corp.	2,255	110,675
Umpqua Holdings Corp.	12,611	210,604
Union Bankshares Corp.	2,609	65,355
United Bankshares, Inc.	3,941	155,867
United Community Banks, Inc.	2,995	60,379
Univest Corp. of Pennsylvania	1,152	22,683
Valley National Bancorp	13,260	139,230
Washington Trust Bancorp, Inc.	842	32,670
Webster Financial Corp.	5,158	191,362
WesBanco, Inc.	1,992	65,039
Westamerica BanCorp.	1,462	64,635
Western Alliance Bancorp (a)	5,029	179,787
Wilshire Bancorp, Inc.	4,185	44,738
Wintrust Financial Corp.	2,574	129,961
Zions BanCorp.	11,562	332,639

		22,620,693

TOTAL BANKS		75,266,110

CAPITAL MARKETS – 11.6%
Asset Management & Custody Banks – 6.5%
Affiliated Managers Group, Inc. (a)	3,125	563,313
Ameriprise Financial, Inc.	10,330	1,191,669
Arlington Asset Investment Corp. Class A	892	12,354
Artisan Partners Asset Management, Inc. Class A	1,971	75,391

	Shares	Value
BlackRock, Inc.	7,041	$2,478,221
Calamos Asset Management, Inc. Class A	997	9,362
Cohen & Steers, Inc.	1,173	35,882
Eaton Vance Corp.	6,746	243,598
Federated Investors, Inc. Class B	5,358	164,651
Financial Engines, Inc.	3,008	96,737
Franklin Resources, Inc.	22,914	933,975
GAMCO Investors, Inc. Class A	293	16,900
Invesco Ltd.	24,538	813,925
Janus Capital Group, Inc.	8,498	131,974
Legg Mason, Inc.	5,664	253,464
Northern Trust Corp.	12,621	888,392
NorthStar Asset Management Group, Inc.	11,021	161,237
OM Asset Management PLC	2,412	36,614
Pzena Investment Management, Inc. Class A	687	6,547
Safeguard Scientifics, Inc. (a)	1,230	21,833
SEI Investments Co.	8,080	418,706
State Street Corp.	23,495	1,621,155
T Rowe Price Group, Inc.	14,839	1,122,125
The Bank of New York Mellon Corp.	63,951	2,663,559
Virtus Investment Partners, Inc.	421	49,274
Waddell & Reed Financial, Inc. Class A	4,785	176,758
Westwood Holdings Group, Inc.	430	24,983
WisdomTree Investments, Inc.	6,715	129,129

		14,341,728

Diversified Capital Markets – 0.0%
HFF, Inc. Class A	1,945	67,141

Investment Banking & Brokerage – 5.1%
BGC Partners, Inc. Class A	11,507	99,536
Cowen Group, Inc. Class A (a)	5,853	24,641
E*TRADE Financial Corp. (a)	16,517	470,900
Evercore Partners, Inc. Class A	1,960	105,840
Greenhill & Co., Inc.	1,578	40,744
Interactive Brokers Group, Inc. Class A	3,188	131,154
INTL. FCStone, Inc. (a)	862	27,575
KCG Holdings, Inc. Class A (a)	2,427	30,313
LPL Financial Holdings, Inc.	4,960	211,296
Moelis & Co. Class A	1,018	30,011
Morgan Stanley	84,251	2,777,756
Oppenheimer Holdings, Inc. Class A	683	12,533
Piper Jaffray Cos. (a)	900	32,013
Raymond James Financial, Inc.	7,370	406,161
Stifel Financial Corp. (a)	3,670	163,058
TD Ameritrade Holding Corp.	15,530	535,319
The Charles Schwab Corp.	67,433	2,058,055
The Goldman Sachs Group, Inc.	22,170	4,156,875

		11,313,780

TOTAL CAPITAL MARKETS		25,722,649

3	Quarterly Report

Investments (Unaudited) – continued

Common Stocks – continued
	Shares	Value

CONSUMER FINANCE – 4.4%
Consumer Finance – 4.4%
Ally Financial, Inc. (a)	24,736	$492,741
American Express Co.	52,129	3,818,971
Capital One Financial Corp.	31,162	2,458,682
Cash America International, Inc.	1,570	54,212
Credit Acceptance Corp. (a)	410	77,527
Discover Financial Services	25,267	1,420,511
Encore Capital Group, Inc. (a)	1,432	58,282
Enova International, Inc. (a)	1,489	19,357
Ezcorp, Inc. Class A (a)	2,793	18,601
First Cash Financial Services, Inc. (a)	1,642	62,642
Green Dot Corp. Class A (a)	2,197	40,732
Navient Corp.	22,356	294,876
Nelnet, Inc. Class A	1,479	52,919
PRA Group, Inc. (a)	2,777	152,180
SLM Corp. (a)	24,199	170,845
Springleaf Holdings, Inc. (a)	3,085	144,717
Synchrony Financial (a)	9,542	293,512

TOTAL CONSUMER FINANCE		9,631,307

DIVERSIFIED FINANCIAL SERVICES – 7.7%
Multi-Sector Holdings – 4.3%
Berkshire Hathaway, Inc. Class B (a)	66,486	9,043,426
FNFV Group (a)	4,581	51,490
Leucadia National Corp.	18,855	377,288
PICO Holdings, Inc. (a)	1,307	12,626

		9,484,830

Other Diversified Financial Services – 0.2%
Voya Financial Inc.	13,074	530,412

Specialized Finance – 3.2%
CBOE Holdings, Inc.	4,752	318,574
CME Group, Inc.	18,301	1,728,895
Intercontinental Exchange, Inc.	6,354	1,603,750
MarketAxess Holdings, Inc.	2,122	214,980
McGraw Hill Financial, Inc.	15,629	1,447,871
Moody’s Corp.	10,363	996,506
MSCI, Inc.	5,792	388,064
Nasdaq, Inc.	6,736	389,947

		7,088,587

TOTAL DIVERSIFIED FINANCIAL SERVICES		17,103,829

INSURANCE – 17.3%
Insurance Brokers – 1.9%
Aon PLC	16,081	1,500,518
Arthur J Gallagher & Co.	9,568	418,409
Brown & Brown, Inc.	6,820	220,081
Marsh & McLennan Cos., Inc.	30,727	1,712,723
Willis Group Holdings PLC	9,218	411,215

		4,262,946

	Shares	Value
Life & Health Insurance – 4.5%
Aflac, Inc.	24,766	$1,578,832
American Equity Investment Life Holding Co.	4,666	119,823
Citizens, Inc. (a)	2,675	22,470
CNO Financial Group, Inc.	11,247	216,055
FBL Financial Group, Inc. Class A	677	42,583
Fidelity & Guaranty Life	738	19,705
Kansas City Life Insurance Co.	242	11,865
Lincoln National Corp.	14,409	771,026
MetLife, Inc.	54,083	2,724,702
Primerica, Inc.	2,925	139,318
Principal Financial Group, Inc.	16,777	841,534
Prudential Financial, Inc.	25,837	2,131,552
StanCorp Financial Group, Inc.	2,396	274,869
Symetra Financial Corp.	4,680	148,496
Torchmark Corp.	7,211	418,310
Unum Group	14,198	491,961

		9,953,101

Multi-line Insurance – 3.3%
American Financial Group, Inc.	4,026	290,637
American International Group, Inc.	76,028	4,794,326
Assurant, Inc.	3,868	315,358
Genworth Financial, Inc. Class A (a)	28,432	133,062
Hartford Financial Services Group, Inc.	23,995	1,110,009
Horace Mann Educators Corp.	2,365	80,978
Kemper Corp.	2,370	84,656
Loews Corp.	16,949	617,960

		7,426,986

Property & Casualty Insurance – 6.4%
ACE Ltd.	18,630	2,115,250
Allied World Assurance Co. Holdings AG	5,445	197,980
Ambac Financial Group, Inc. (a)	3,805	61,451
AMERISAFE, Inc.	1,116	61,079
Amtrust Financial Services, Inc.	2,119	144,558
Arch Capital Group Ltd. (a)	7,062	528,873
Argo Group International Holdings Ltd.	1,635	102,220
Aspen Insurance Holdings Ltd.	3,516	170,913
Assured Guaranty Ltd.	8,612	236,313
Axis Capital Holdings Ltd.	5,766	311,364
Baldwin & Lyons, Inc. Class B	553	12,846
Cincinnati Financial Corp.	8,907	536,469
Donegal Group, Inc. Class A	616	8,716
EMC Insurance Group, Inc.	520	13,000
Employers Holdings, Inc.	1,828	48,387
Federated National Holding Co.	801	24,659
First American Financial Corp.	6,224	237,321
FNF Group	14,407	508,279
Global Indemnity PLC (a)	559	15,881
HCI Group, Inc.	553	24,116
Heritage Insurance Holdings, Inc. (a)	1,466	32,428
Infinity Property & Casualty Corp.	682	54,915

Quarterly Report	4

Common Stocks – continued
	Shares	Value
INSURANCE – continued
Property & Casualty Insurance – continued
James River Group Holdings Ltd.	674	$19,836
MBIA, Inc. (a)	8,813	66,186
Mercury General Corp.	458	24,737
National Interstate Corp.	459	13,173
Old Republic International Corp.	14,118	254,689
OneBeacon Insurance Group Ltd. Class A	1,251	18,002
ProAssurance Corp.	3,142	166,400
RLI Corp.	2,228	135,574
Safety Insurance Group, Inc.	763	44,216
Selective Insurance Group, Inc.	3,291	120,089
State Auto Financial Corp.	944	22,514
State National Cos., Inc.	1,792	16,182
Stewart Information Services Corp.	1,208	48,525
The Allstate Corp.	23,351	1,444,960
The Chubb Corp.	13,110	1,695,778
The Hanover Insurance Group, Inc.	2,506	211,130
The Navigators Group, Inc. (a)	662	56,502
The Progressive Corp.	33,527	1,110,749
The Travelers Cos., Inc.	18,181	2,052,453
United Fire Group, Inc.	1,186	44,107
United Insurance Holdings Corp.	1,001	16,537
Universal Insurance Holdings Inc.	1,894	59,756
WR Berkley Corp.	5,673	316,724
XL Group PLC	17,484	665,791

		14,071,628

Reinsurance – 1.2%
Alleghany Corp. (a)	916	454,583
Endurance Specialty Holdings Ltd.	3,597	227,079
Enstar Group Ltd. (a)	581	91,682
Everest Re Group Ltd.	2,523	449,018
Greenlight Capital Re Ltd. (a)	1,796	39,440
Maiden Holdings Ltd.	3,119	48,500
PartnerRe Ltd.	2,723	378,497
Reinsurance Group of America, Inc.	3,788	341,829
RenaissanceRe Holdings Ltd.	2,631	288,437
Third Point Reinsurance Ltd. (a)	3,344	45,713
Validus Holdings Ltd.	4,847	214,722

		2,579,500

TOTAL INSURANCE		38,294,161

REAL ESTATE INVESTMENT TRUSTS (REITS) – 22.7%
Diversified REIT’s – 1.3%
American Assets Trust, Inc.	1,894	79,851
Cousins Properties, Inc.	11,826	118,733
Duke Realty Corp.	19,676	407,293
Empire State Realty Trust, Inc. Class A	6,097	108,649
First Potomac Realty Trust	3,405	40,145
Investors Real Estate Trust	6,913	56,134
Lexington Realty Trust	12,066	106,663
Liberty Property Trust	8,561	291,245

	Shares	Value
NorthStar Realty Finance Corp.	10,978	$131,846
One Liberty Properties, Inc.	813	19,154
PS Business Parks, Inc.	1,152	98,830
RAIT Financial Trust	5,215	25,293
Select Income REIT	3,807	76,901
Spirit Realty Capital, Inc.	25,132	255,844
STORE Capital Corp.	2,877	65,222
VEREIT, Inc.	51,751	427,463
Washington Real Estate Investment Trust	3,903	105,420
Winthrop Realty Trust (a)	1,839	26,647
WP Carey, Inc.	5,666	359,054

		2,800,387

Health Care REIT’s – 0.8%
Care Capital Properties, Inc.	4,688	154,470
CareTrust REIT, Inc.	2,604	29,477
Healthcare Trust of America, Inc. Class A	7,162	188,432
Physicians Realty Trust	4,826	77,120
Welltower, Inc.	20,024	1,298,957

		1,748,456

Hotel & Resort REIT’s – 0.1%
Chatham Lodging Trust	2,211	50,610
Hersha Hospitality Trust	2,551	61,249
Xenia Hotels & Resorts, Inc.	6,078	105,393

		217,252

Industrial REIT’s – 0.8%
DCT Industrial Trust, Inc.	5,026	186,565
EastGroup Properties, Inc.	1,851	103,952
First Industrial Realty Trust, Inc.	6,401	138,774
Monmouth Real Estate Investment Corp. Class A	3,132	32,604
Prologis, Inc.	29,927	1,278,781
STAG Industrial, Inc.	3,715	76,232

		1,816,908

Mortgage REIT’s – 1.3%
AG Mortgage Investment Trust, Inc.	1,667	25,355
Altisource Residential Corp.	3,372	48,523
American Capital Agency Corp.	20,148	359,239
American Capital Mortgage Investment Corp.	2,962	42,979
Annaly Capital Management, Inc.	53,983	537,131
Anworth Mortgage Asset Corp.	5,978	28,515
Apollo Commercial Real Estate Finance, Inc.	3,432	57,006
Apollo Residential Mortgage, Inc.	1,870	24,067
ARMOUR Residential REIT, Inc.	2,510	51,505
Blackstone Mortgage Trust, Inc. Class A	4,974	136,884
Capstead Mortgage Corp.	5,556	53,615
Chimera Investment Corp.	11,156	157,077
Colony Financial, Inc. Class A	6,426	130,705
CYS Investments, Inc.	9,020	69,634
Dynex Capital, Inc.	3,165	20,984

5	Quarterly Report

Investments (Unaudited) – continued

Common Stocks – continued
	Shares	Value
REAL ESTATE INVESTMENT TRUSTS (REITS) – continued
Mortgage REIT’s – continued
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	2,021	$36,398
Hatteras Financial Corp.	5,588	79,964
Invesco Mortgage Capital, Inc.	7,062	85,097
iStar, Inc. (a)	4,872	63,044
MFA Financial, Inc.	21,017	145,438
New Residential Investment Corp.	13,152	159,534
New York Mortgage Trust, Inc.	6,107	34,688
Newcastle Investment Corp.	3,808	18,735
PennyMac Mortgage Investment Trust	1,036	15,146
Redwood Trust, Inc.	4,860	64,541
Starwood Property Trust, Inc.	13,654	274,309
Two Harbors Investment Corp.	21,031	177,922
Western Asset Mortgage Capital Corp.	2,432	27,773

		2,925,808

Office REIT’s – 2.6%
Alexandria Real Estate Equities, Inc.	4,124	370,088
BioMed Realty Trust, Inc.	11,636	272,399
Boston Properties, Inc.	8,766	1,103,201
Brandywine Realty Trust	10,260	138,510
Columbia Property Trust, Inc.	6,761	167,943
Corporate Office Properties Trust	5,410	124,430
Douglas Emmett, Inc.	7,966	243,361
Equity Commonwealth (a)	7,062	202,750
Franklin Street Properties Corp.	5,206	54,247
Government Properties Income Trust	5,039	82,035
Gramercy Property Trust, Inc.	3,211	72,825
Highwoods Properties, Inc.	5,371	233,370
Hudson Pacific Properties, Inc.	4,413	126,079
Kilroy Realty Corp.	5,044	332,097
Mack-Cali Realty Corp.	4,802	104,491
New York REIT, Inc.	9,432	107,525
Paramount Group, Inc.	9,077	161,298
Parkway Properties, Inc.	4,743	79,350
Piedmont Office Realty Trust, Inc. Class A	8,799	170,525
SL Green Realty Corp.	5,688	674,711
Vornado Realty Trust	9,647	970,006

		5,791,241

Residential REIT’s – 3.0%
American Campus Communities, Inc.	6,422	260,541
American Homes 4 Rent Class A	9,644	159,126
American Residential Properties, Inc.	1,750	28,998
Apartment Investment & Management Co. Class A	8,921	349,614
AvalonBay Communities, Inc.	7,529	1,316,295
Camden Property Trust	4,979	367,400
Campus Crest Communities, Inc.	3,888	25,777
Education Realty Trust, Inc.	2,719	97,639
Equity Lifestyle Properties, Inc.	4,583	277,180
Equity Residential	20,777	1,606,478

	Shares	Value
Essex Property Trust, Inc.	3,721	$820,257
Mid-America Apartment Communities, Inc.	4,293	365,721
Post Properties, Inc.	3,141	187,643
Silver Bay Realty Trust Corp.	2,102	34,052
Starwood Waypoint Residential Trust	2,237	55,030
Sun Communities, Inc.	2,943	197,240
UDR, Inc.	14,771	509,009

		6,658,000

Retail REIT’s – 4.8%
Acadia Realty Trust	3,899	128,238
Agree Realty Corp.	1,021	33,060
Alexander’s, Inc.	132	52,125
Brixmor Property Group, Inc.	10,259	262,836
CBL & Associates Properties, Inc.	9,712	141,601
Cedar Realty Trust, Inc.	4,350	30,407
DDR Corp.	17,543	294,722
Equity One, Inc.	4,411	117,244
Federal Realty Investment Trust	3,924	563,055
General Growth Properties, Inc.	32,800	949,560
Getty Realty Corp.	1,585	26,755
Inland Real Estate Corp.	5,226	46,250
Kimco Realty Corp.	23,505	629,229
Kite Realty Group Trust	4,716	124,550
National Retail Properties, Inc.	7,669	291,422
Pennsylvania Real Estate Investment Trust	3,988	89,650
Ramco-Gershenson Properties Trust	4,499	75,583
Realty Income Corp.	13,256	655,642
Regency Centers Corp.	5,413	367,867
Retail Opportunity Investments Corp.	5,667	102,743
Retail Properties of America, Inc. Class A	13,620	203,891
Rouse Properties, Inc.	2,291	40,299
Saul Centers, Inc.	733	41,099
Simon Property Group, Inc.	17,749	3,575,714
Tanger Factory Outlet Centers	5,470	191,177
Taubman Centers, Inc.	4,193	322,777
The Macerich Co.	7,680	650,803
Urban Edge Properties	5,992	142,250
Urstadt Biddle Properties, Inc. Class A	1,360	27,336
Weingarten Realty Investors	6,750	241,380
WP GLIMCHER, Inc.	10,632	123,544

		10,542,809

Specialized REIT’s – 8.0%
American Tower Corp.	24,126	2,466,401
Ashford Hospitality Prime, Inc.	1,728	25,402
Ashford Hospitality Trust, Inc.	5,977	41,122
CatchMark Timber Trust, Inc. Class A	2,363	25,875
Chesapeake Lodging Trust	3,386	93,250
Communications Sales & Leasing, Inc.	6,842	137,456
CoreSite Realty Corp.	1,496	82,205
Corrections Corp. of America	6,722	191,577
Crown Castle International Corp.	19,004	1,624,082

Quarterly Report	6

Common Stocks – continued
	Shares	Value
REAL ESTATE INVESTMENT TRUSTS (REITS) – continued
Specialized REIT’s – continued
CubeSmart	9,476	$263,622
CyrusOne, Inc.	3,481	122,810
DiamondRock Hospitality Co.	11,441	133,631
Digital Realty Trust, Inc.	7,734	572,007
DuPont Fabros Technology, Inc.	3,806	122,134
EPR Properties	3,260	185,201
Equinix, Inc.	3,242	961,837
Extra Space Storage, Inc.	6,315	500,401
FelCor Lodging Trust, Inc.	7,664	61,695
Gaming and Leisure Properties, Inc.	5,305	154,747
HCP, Inc.	26,289	977,951
Healthcare Realty Trust, Inc.	5,798	152,835
Hospitality Properties Trust	8,558	229,697
Host Hotels & Resorts, Inc.	43,196	748,587
InfraREIT, Inc.	1,311	31,307
Iron Mountain, Inc.	11,386	348,867
Lamar Advertising Co. Class A	4,678	263,979
LaSalle Hotel Properties	6,443	189,489
LTC Properties, Inc.	2,040	87,414
Medical Properties Trust, Inc.	13,321	150,527
National Health Investors, Inc.	2,041	119,888
Omega Healthcare Investors, Inc.	9,410	324,833
Outfront Media, Inc.	7,821	184,654
Pebblebrook Hotel Trust	4,096	140,001
Plum Creek Timber Co., Inc.	10,022	408,296
Potlatch Corp.	2,338	73,039
Public Storage	8,386	1,924,252
QTS Realty Trust, Inc. Class A	1,978	85,074
Rayonier, Inc.	7,201	163,103
RLJ Lodging Trust	7,527	188,852
Ryman Hospitality Properties, Inc.	2,642	138,969
Sabra Health Care REIT, Inc.	3,714	84,233
Senior Housing Properties Trust	13,314	202,240
Sovran Self Storage, Inc.	2,018	201,538
Strategic Hotels & Resorts, Inc. (a)	14,939	210,640
Summit Hotel Properties, Inc.	4,893	64,000
Sunstone Hotel Investors, Inc.	11,949	172,782
The Geo Group, Inc.	4,256	137,341
Universal Health Realty Income Trust	416	20,671
Ventas, Inc.	18,842	1,012,192
Weyerhaeuser Co.	29,483	864,736

		17,667,442

TOTAL REAL ESTATE INVESTMENT TRUSTS (REITS)		50,168,303

REAL ESTATE MANAGEMENT & DEVELOPMENT – 1.0%
Diversified Real Estate Activities – 0.1%
Alexander & Baldwin, Inc.	2,694	101,672
Tejon Ranch Co. (a)	908	20,457
The St Joe Co. (a)	1,832	36,310

		158,439

	Shares	Value
Real Estate Development – 0.1%
Forestar Group, Inc. (a)	1,947	$27,550
The Howard Hughes Corp. (a)	2,046	252,844

		280,394

Real Estate Operating Companies – 0.1%
Forest City Enterprises, Inc. Class A (a)	12,998	287,256

Real Estate Services – 0.7%
Altisource Portfolio Solutions S.A. (a)	863	23,137
CBRE Group, Inc. Class A (a)	17,103	637,600
Jones Lang LaSalle, Inc.	2,564	427,445
Kennedy-Wilson Holdings, Inc.	4,860	119,167
Marcus & Millichap, Inc. (a)	862	37,557
Realogy Holdings Corp. (a)	8,410	328,831

		1,573,737

TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		2,299,826

THRIFTS & MORTGAGE FINANCE – 1.2%
Thrifts & Mortgage Finance – 1.2%
Astoria Financial Corp.	5,264	84,013
Bank Mutual Corp.	2,697	19,526
Beneficial Bancorp, Inc. (a)	4,755	65,952
BofI Holding, Inc. (a)	763	61,048
Brookline Bancorp, Inc.	4,063	46,115
Capitol Federal Financial, Inc.	7,748	100,569
Dime Community Bancshares, Inc.	1,772	30,744
Essent Group Ltd. (a)	3,469	83,603
EverBank Financial Corp.	4,663	80,483
Federal Agricultural Mortgage Corp. Class C	602	17,675
Flagstar Bancorp, Inc. (a)	1,341	29,824
HomeStreet, Inc. (a)	1,152	24,111
Hudson City Bancorp, Inc.	26,907	272,299
LendingTree, Inc. (a)	367	44,539
Meridian Bancorp, Inc.	1,255	17,620
MGIC Investment Corp. (a)	19,377	182,144
Nationstar Mortgage Holdings, Inc. (a)	2,479	32,896
New York Community Bancorp, Inc.	27,647	456,728
NMI Holdings, Inc. Class A (a)	3,016	22,680
Northfield Bancorp, Inc.	2,412	36,952
Northwest Bancshares, Inc.	5,521	74,313
Ocwen Financial Corp. (a)	6,169	43,121
Oritani Financial Corp.	2,231	35,518
PHH Corp. (a)	2,817	41,410
Provident Financial Services, Inc.	3,348	68,031
Radian Group, Inc.	10,868	157,260
TFS Financial Corp.	4,212	73,963
TrustCo Bank Corp.	5,451	33,960
United Financial Bancorp, Inc.	2,706	35,124
Walker & Dunlop, Inc. (a)	1,621	47,025
Walter Investment Management Corp. (a)	2,181	26,085

7	Quarterly Report

Investments (Unaudited) – continued

Common Stocks – continued
	Shares	Value
THRIFTS & MORTGAGE FINANCE – continued
Thrifts & Mortgage Finance – continued
Washington Federal, Inc.	5,393	$134,501
Waterstone Financial, Inc.	1,853	24,682
WSFS Financial Corp.	1,702	54,073

TOTAL THRIFTS & MORTGAGE FINANCE		2,558,587

TOTAL COMMON STOCKS (Cost $229,881,881)		221,044,772

Money Market Funds – 0.1%
	Shares	Value
SSgA US Treasury Money Market Fund, 0.00% (b) (Cost $154,185)	154,185	$154,185

TOTAL INVESTMENT PORTFOLIO – 100.0% (Cost $230,036,066)		221,198,957

NET OTHER ASSETS (LIABILITIES) – 0.0%		41,252

NET ASSETS – 100%		$221,240,209

Legend

(a)	Non-income producing.

(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Other Information

The following is a summary of the inputs used, as of October 31, 2015, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$221,044,772	$221,044,772	$—	$—
Money Market Funds	154,185	154,185	—	—

Total Investments in Securities:	$221,198,957	$221,198,957	$—	$—

Income Tax Information

At October 31, 2015, the cost of investment securities for income tax purposes was $230,124,560. Net unrealized depreciation aggregated $8,925,603, of which $4,317,820 related to appreciated investment securities and $13,243,423 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Quarterly Report	8

Investments in open-end mutual funds (Underlying Funds) are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated underlying fund’s NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board’s fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

9	Quarterly Report

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of SelectCo, LLC or an affiliate.

Quarterly Report	10

Quarterly Holdings Report

for

Fidelity® MSCI Health Care Index ETF

October 31, 2015

1.9584811.101

T05-QTLY-1215

Investments October 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.9%
	Shares	Value
BIOTECHNOLOGY – 26.9%
Biotechnology – 26.9%
AbbVie, Inc.	364,495	$21,705,677
ACADIA Pharmaceuticals, Inc. (a)	17,069	594,343
Acceleron Pharma, Inc. (a)	4,796	149,683
Achillion Pharmaceuticals, Inc. (a)	21,308	166,629
Acorda Therapeutics, Inc. (a)	9,267	333,983
Aegerion Pharmaceuticals, Inc. (a)	6,050	88,814
Agios Pharmaceuticals, Inc. (a)	4,817	350,967
Alder Biopharmaceuticals, Inc. (a)	5,647	180,591
Alexion Pharmaceuticals, Inc. (a)	47,565	8,371,440
Alkermes PLC (a)	31,550	2,269,076
Alnylam Pharmaceuticals, Inc. (a)	16,073	1,381,474
AMAG Pharmaceuticals, Inc. (a)	7,171	286,840
Amgen, Inc.	161,062	25,476,787
Amicus Therapeutics, Inc. (a)	22,039	165,293
Anacor Pharmaceuticals, Inc. (a)	7,879	885,678
Ariad Pharmaceuticals, Inc. (a)	38,118	260,727
Array BioPharma, Inc. (a)	30,515	156,237
Arrowhead Research Corp. (a)	12,769	65,760
Atara Biotherapeutics, Inc. (a)	3,791	97,694
Avalanche Biotechnologies, Inc. (a)	3,677	30,997
Baxalta, Inc.	114,933	3,960,591
Bellicum Pharmaceuticals, Inc. (a)	4,482	56,070
BioCryst Pharmaceuticals, Inc. (a)	12,830	115,342
Biogen, Inc. (a)	49,863	14,485,700
BioMarin Pharmaceutical, Inc. (a)	33,971	3,975,966
Biotime, Inc. (a)	10,873	40,991
Bluebird Bio, Inc. (a)	6,833	527,029
Celgene Corp. (a)	168,047	20,621,047
Celldex Therapeutics, Inc. (a)	21,005	253,320
Cepheid, Inc. (a)	15,339	512,323
Chimerix, Inc. (a)	8,662	339,377
Clovis Oncology, Inc. (a)	6,427	642,122
Coherus Biosciences, Inc. (a)	3,608	100,483
CTI BioPharma Corp. (a)	37,596	50,003
Dyax Corp. (a)	30,964	852,439
Dynavax Technologies Corp. (a)	7,861	178,523
Eagle Pharmaceuticals, Inc. (a)	1,890	120,412
Emergent Biosolutions, Inc. (a)	6,582	211,611
Enanta Pharmaceuticals, Inc. (a)	2,203	61,882
Epizyme, Inc. (a)	4,817	63,055
Exact Sciences Corp. (a)	680	5,664
Exelixis, Inc. (a)	47,828	287,925
FibroGen, Inc. (a)	10,324	240,652
Five Prime Therapeutics, Inc. (a)	4,075	131,011
Foundation Medicine, Inc. (a)	2,203	49,391
Genomic Health, Inc. (a)	3,909	81,776
Geron Corp. (a)	34,372	119,271
Gilead Sciences, Inc.	311,250	33,655,463
Halozyme Therapeutics, Inc. (a)	23,380	365,897
Immune Design Corp. (a)	1,703	22,139
ImmunoGen, Inc. (a)	18,876	220,849
Immunomedics, Inc. (a)	20,941	62,614

	Shares	Value
Incyte Corp. Ltd. (a)	34,295	$4,030,691
Infinity Pharmaceuticals, Inc. (a)	10,459	108,251
Inovio Pharmaceuticals, Inc. (a)	14,746	93,342
Insmed, Inc. (a)	12,521	248,417
Insys Therapeutics, Inc. (a)	6,133	157,986
Intercept Pharmaceuticals, Inc. (a)	3,586	563,719
Intrexon Corp. (a)	9,466	318,058
Ironwood Pharmaceuticals, Inc. (a)	27,213	309,140
Isis Pharmaceuticals, Inc. (a)	25,381	1,222,095
Keryx Biopharmaceuticals, Inc. (a)	24,003	107,533
Kite Pharma, Inc. (a)	6,025	410,001
Lexicon Pharmaceuticals, Inc. (a)	9,376	89,166
Ligand Pharmaceuticals, Inc. (a)	3,765	340,168
Lion Biotechnologies, Inc. (a)	11,061	71,565
MacroGenics, Inc. (a)	5,861	182,101
MannKind Corp. (a)	58,462	193,509
Medivation, Inc. (a)	33,370	1,403,542
Merrimack Pharmaceuticals, Inc. (a)	20,993	196,075
MiMedx Group, Inc. (a)	19,983	145,476
Mirati Therapeutics, Inc. (a)	2,671	94,500
Momenta Pharmaceuticals, Inc. (a)	13,548	222,323
Myriad Genetics, Inc. (a)	14,840	599,091
Neurocrine Biosciences, Inc. (a)	18,098	888,431
NewLink Genetics Corp. (a)	4,561	174,549
Northwest Biotherapeutics, Inc. (a)	11,109	54,212
Novavax, Inc. (a)	56,911	384,149
OncoMed Pharmaceuticals, Inc. (a)	2,497	49,965
Ophthotech Corp. (a)	5,547	276,962
Opko Health, Inc. (a)	68,647	648,714
Organovo Holdings, Inc. (a)	18,520	55,745
Osiris Therapeutics, Inc.	4,894	83,345
Otonomy, Inc. (a)	3,187	68,967
PDL BioPharma, Inc.	34,303	157,108
Portola Pharmaceuticals, Inc. (a)	9,368	446,010
Progenics Pharmaceuticals, Inc. (a)	15,084	110,717
Prothena Corp. PLC (a)	6,736	346,971
Puma Biotechnology, Inc. (a)	6,153	507,130
Radius Health, Inc. (a)	6,110	392,445
Raptor Pharmaceutical Corp. (a)	16,227	88,437
Regeneron Pharmaceuticals, Inc. (a)	16,092	8,969,520
Regulus Therapeutics, Inc. (a)	6,519	43,351
Repligen Corp. (a)	6,693	222,475
Retrophin, Inc. (a)	6,780	129,701
Sage Therapeutics, Inc. (a)	3,163	158,878
Sarepta Therapeutics, Inc. (a)	9,912	238,483
Seattle Genetics, Inc. (a)	23,252	964,726
Spark Therapeutics, Inc. (a)	1,965	105,914
Spectrum Pharmaceuticals, Inc. (a)	14,766	76,931
Synergy Pharmaceuticals, Inc. (a)	20,357	130,488
Synta Pharmaceuticals Corp. (a)	20,967	14,048
TESARO, Inc. (a)	5,648	256,815
TG Therapeutics, Inc. (a)	7,504	92,824
Ultragenyx Pharmaceutical, Inc. (a)	5,687	565,003
United Therapeutics Corp. (a)	9,802	1,437,267

Quarterly Report	2

Common Stocks – continued
	Shares	Value
BIOTECHNOLOGY – continued
Biotechnology – continued
Vanda Pharmaceuticals, Inc. (a)	8,895	$95,532
Versartis, Inc. (a)	4,003	41,351
Vertex Pharmaceuticals, Inc. (a)	51,602	6,436,834
XOMA Corp. (a)	40,237	49,089
Zafgen, Inc. (a)	3,324	32,010
ZIOPHARM Oncology, Inc. (a)	26,303	299,591

TOTAL BIOTECHNOLOGY		181,631,065

HEALTH CARE EQUIPMENT & SUPPLIES – 15.7%
Health Care Equipment – 14.4%
Abaxis, Inc.	4,960	249,042
Abbott Laboratories	315,604	14,139,059
ABIOMED, Inc. (a)	8,454	622,722
Accuray, Inc. (a)	20,361	136,419
Analogic Corp.	2,676	234,471
AngioDynamics, Inc. (a)	7,528	94,702
AtriCure, Inc. (a)	6,004	111,224
Baxter International, Inc.	115,114	4,304,112
Becton Dickinson and Co.	44,323	6,316,914
Boston Scientific Corp. (a)	283,834	5,188,485
Cantel Medical Corp.	7,567	448,572
Cardiovascular Systems, Inc. (a)	7,628	104,504
CONMED Corp.	5,398	218,943
CR Bard, Inc.	15,737	2,932,590
Cynosure, Inc. Class A (a)	4,347	163,621
DexCom, Inc. (a)	16,847	1,403,692
Edwards Lifesciences Corp. (a)	22,799	3,582,863
Entellus Medical, Inc. (a)	1,780	30,242
Exactech, Inc. (a)	2,619	44,602
GenMark Diagnostics, Inc. (a)	9,373	59,612
Globus Medical, Inc. Class A (a)	15,165	338,938
Greatbatch, Inc. (a)	5,500	293,975
HeartWare International, Inc. (a)	3,516	151,856
Hill-Rom Holdings, Inc.	12,430	654,937
Hologic, Inc. (a)	50,670	1,969,036
IDEXX Laboratories, Inc. (a)	19,846	1,361,833
Inogen, Inc. (a)	2,778	118,732
Insulet Corp. (a)	12,235	365,826
Integra LifeSciences Holdings Corp. (a)	6,289	374,636
Intuitive Surgical, Inc. (a)	7,847	3,896,820
Invacare Corp.	6,760	116,813
K2M Group Holdings, Inc. (a)	6,362	116,106
LivaNova PLC (a)	9,580	634,962
Masimo Corp. (a)	10,599	420,568
Medtronic PLC	300,080	22,181,914
Natus Medical, Inc. (a)	7,148	325,448
Nevro Corp. (a)	3,657	149,096
NuVasive, Inc. (a)	10,300	485,748
NxStage Medical, Inc. (a)	11,669	194,989
Orthofix International N.V. (a)	4,051	137,937
ResMed, Inc.	29,891	1,722,020
Rockwell Medical, Inc. (a)	11,367	131,630

	Shares	Value
Sirona Dental Systems, Inc. (a)	11,763	$1,283,696
St Jude Medical, Inc.	59,326	3,785,592
STERIS Corp.	18,406	1,379,530
Stryker Corp.	72,321	6,915,334
SurModics, Inc. (a)	2,790	59,511
Teleflex, Inc.	8,967	1,192,611
Varian Medical Systems, Inc. (a)	21,179	1,663,187
Wright Medical Group N.V. (a)	20,608	398,353
Zeltiq Aesthetics, Inc. (a)	6,550	220,997
Zimmer Biomet Holdings, Inc.	36,655	3,833,013

		97,262,035

Health Care Supplies – 1.3%
Alere, Inc. (a)	17,169	791,834
Align Technology, Inc. (a)	14,551	952,508
Anika Therapeutics, Inc. (a)	3,148	121,261
Antares Pharma, Inc. (a)	30,539	42,144
Cerus Corp. (a)	20,482	97,699
DENTSPLY International, Inc.	29,677	1,805,845
Endologix, Inc. (a)	16,083	137,349
Haemonetics Corp. (a)	11,045	373,100
Halyard Health, Inc. (a)	10,043	298,076
ICU Medical, Inc. (a)	3,219	353,993
LDR Holding Corp. (a)	5,631	142,464
Meridian Bioscience, Inc.	9,221	175,291
Merit Medical Systems, Inc. (a)	9,007	166,990
Neogen Corp. (a)	7,958	430,130
OraSure Technologies, Inc. (a)	11,980	62,296
Quidel Corp. (a)	6,575	126,372
Staar Surgical Co. (a)	6,583	53,651
The Cooper Cos., Inc.	10,224	1,557,729
The Spectranetics Corp. (a)	9,525	116,396
Unilife Corp. (a)	29,063	21,902
Vascular Solutions, Inc. (a)	3,764	120,900
West Pharmaceutical Services, Inc.	15,294	917,793

		8,865,723

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		106,127,758

HEALTH CARE PROVIDERS & SERVICES – 18.0%
Health Care Services – 4.1%
Adeptus Health, Inc. Class A (a)	2,560	166,118
Air Methods Corp. (a)	8,068	330,223
Almost Family, Inc. (a)	1,776	73,491
Amedisys, Inc. (a)	5,917	234,195
AMN Healthcare Services, Inc. (a)	10,133	287,473
BioScrip, Inc. (a)	24,948	49,148
Chemed Corp.	3,630	570,963
Civitas Solutions, Inc. (a)	3,286	84,549
Corvel Corp. (a)	2,376	78,883
DaVita HealthCare Partners, Inc. (a)	36,689	2,843,764
Diplomat Pharmacy, Inc. (a)	8,148	229,040
Envision Healthcare Holdings, Inc. (a)	39,407	1,111,278
ExamWorks Group, Inc. (a)	8,509	240,294
Express Scripts Holding Co. (a)	154,515	13,347,006

3	Quarterly Report

Investments (Unaudited) – continued

Common Stocks – continued
	Shares	Value
HEALTH CARE PROVIDERS & SERVICES – continued
Health Care Services – continued
Healthways, Inc. (a)	7,346	$86,463
IPC Hospitalist, Inc. (a)	3,738	293,433
Laboratory Corp. of America Holdings (a)	21,249	2,608,102
Landauer, Inc.	2,173	85,812
LHC Group, Inc. (a)	2,966	133,663
MEDNAX, Inc. (a)	20,378	1,436,038
Premier, Inc. Class A (a)	8,051	272,204
Quest Diagnostics, Inc.	30,481	2,071,184
Team Health Holdings, Inc. (a)	15,306	913,309
The Providence Service Corp. (a)	3,319	171,426

		27,718,059

Health Care Distributors – 3.4%
Aceto Corp.	6,891	207,833
AmerisourceBergen Corp.	44,188	4,264,584
Cardinal Health, Inc.	70,298	5,778,496
Henry Schein, Inc. (a)	17,699	2,685,115
McKesson Corp.	49,133	8,784,980
Owens & Minor, Inc.	13,463	482,648
Patterson Cos., Inc.	18,607	881,972
PharMerica Corp. (a)	6,663	190,362

		23,275,990

Health Care Facilities – 2.0%
AAC Holdings, Inc. (a)	2,002	46,446
Acadia Healthcare Co., Inc. (a)	12,494	767,257
Amsurg Corp. (a)	10,251	718,493
Brookdale Senior Living, Inc. (a)	19,366	404,943
Capital Senior Living Corp. (a)	6,135	138,774
Community Health Systems, Inc. (a)	10,715	300,449
Genesis Healthcare, Inc. (a)	13,130	65,125
Hanger, Inc. (a)	7,962	114,812
HCA Holdings, Inc. (a)	70,156	4,826,031
HealthSouth Corp.	19,427	676,642
Kindred Healthcare, Inc.	18,126	242,888
LifePoint Health, Inc. (a)	9,368	645,268
Select Medical Holdings Corp.	20,031	226,350
Surgical Care Affiliates, Inc. (a)	6,037	178,756
Tenet Healthcare Corp. (a)	12,477	391,403
The Ensign Group, Inc.	5,220	220,075
Universal Health Services, Inc. Class B	19,459	2,375,749
US Physical Therapy, Inc.	2,699	132,413
VCA, Inc. (a)	17,393	952,615

		13,424,489

Managed Health Care – 8.5%
Aetna, Inc.	74,113	8,506,690
Anthem, Inc.	56,150	7,813,272
Centene Corp. (a)	23,947	1,424,368
Cigna Corp.	54,639	7,323,812
Health Net, Inc. (a)	16,289	1,046,731
HealthEquity, Inc. (a)	7,387	241,629
Humana, Inc.	31,830	5,685,793

	Shares	Value
Magellan Health, Inc. (a)	5,801	$309,773
Molina Healthcare, Inc. (a)	8,805	545,910
Triple-S Management Corp. Class B (a)	5,263	108,365
UnitedHealth Group, Inc.	201,660	23,751,515
Universal American Corp.	13,328	99,427
WellCare Health Plans, Inc. (a)	9,294	823,448

		57,680,733

TOTAL HEALTH CARE PROVIDERS & SERVICES		122,099,271

HEALTH CARE TECHNOLOGY – 1.2%
Health Care Technology – 1.2%
Allscripts Healthcare Solutions, Inc. (a)	36,691	515,875
athenahealth, Inc. (a)	8,313	1,267,317
Castlight Health, Inc. Class B (a)	7,805	39,493
Cerner Corp. (a)	65,592	4,348,094
Computer Programs & Systems, Inc.	2,383	90,578
HealthStream, Inc. (a)	6,246	148,717
HMS Holdings Corp. (a)	19,498	205,314
Inovalon Holdings, Inc. Class A (a)	5,525	127,351
MedAssets, Inc. (a)	13,067	309,427
Medidata Solutions, Inc. (a)	11,757	505,551
Omnicell, Inc. (a)	7,777	211,534
Quality Systems, Inc.	9,573	134,501
Veeva Systems, Inc. Class A (a)	15,350	389,430
Vocera Communications, Inc. (a)	6,820	80,271

TOTAL HEALTH CARE TECHNOLOGY		8,373,453

LIFE SCIENCES TOOLS & SERVICES – 4.4%
Life Sciences Tools & Services – 4.4%
Accelerate Diagnostics, Inc. (a)	5,472	91,765
Affymetrix, Inc. (a)	16,719	153,815
Agilent Technologies, Inc.	71,685	2,706,826
Albany Molecular Research, Inc. (a)	6,478	116,863
Bio-Rad Laboratories, Inc. Class A (a)	4,334	604,506
Bio-Techne Corp.	7,876	694,663
Bruker Corp. (a)	25,289	464,559
Cambrex Corp. (a)	6,762	310,849
Charles River Laboratories International, Inc. (a)	10,091	658,337
Illumina, Inc. (a)	30,502	4,370,327
INC Research Holdings, Inc. Class A (a)	5,760	240,250
Luminex Corp. (a)	8,483	154,391
Mettler-Toledo International, Inc. (a)	5,927	1,843,238
Pacific Biosciences of California, Inc. (a)	16,573	117,668
PAREXEL International Corp. (a)	11,757	742,102
PerkinElmer, Inc.	24,032	1,241,012
PRA Health Sciences, Inc. (a)	4,446	155,788
Quintiles Transnational Holdings, Inc. (a)	19,533	1,243,275
Sequenom, Inc. (a)	37,819	66,183
Thermo Fisher Scientific, Inc.	84,425	11,041,102
VWR Corp. (a)	9,994	274,935
Waters Corp. (a)	17,539	2,241,484

TOTAL LIFE SCIENCES TOOLS & SERVICES		29,533,938

Quarterly Report	4

Common Stocks – continued
	Shares	Value
PHARMACEUTICALS – 33.7%
Pharmaceuticals – 33.7%
Aerie Pharmaceuticals, Inc. (a)	4,671	$106,546
Akorn, Inc. (a)	17,024	455,222
Allergan PLC (a)	83,140	25,646,196
Amphastar Pharmaceuticals, Inc. (a)	8,991	106,453
ANI Pharmaceuticals, Inc. (a)	1,696	70,961
Aratana Therapeutics, Inc. (a)	9,190	64,238
BioDelivery Sciences International, Inc. (a)	14,579	78,435
Bristol-Myers Squibb Co.	353,149	23,290,177
Catalent, Inc. (a)	19,838	527,294
Cempra, Inc. (a)	6,686	148,429
Corcept Therapeutics, Inc. (a)	13,971	51,553
Depomed, Inc. (a)	13,570	237,475
Eli Lilly & Co.	211,902	17,284,846
Endo International PLC (a)	42,962	2,577,290
Endocyte, Inc. (a)	11,609	59,670
Furiex Pharmaceuticals, Inc. (a)	373	3,644
Horizon Pharma PLC (a)	12,117	190,479
Impax Laboratories, Inc. (a)	14,511	502,516
Intersect ENT, Inc. (a)	3,751	71,869
Intra-Cellular Therapies, Inc. (a)	6,766	323,753
Jazz Pharmaceuticals PLC (a)	13,108	1,799,466
Johnson & Johnson	587,135	59,318,249
Lannett Co., Inc. (a)	6,248	279,723
Mallinckrodt PLC (a)	19,593	1,286,672
Merck & Co., Inc.	598,365	32,706,631
Mylan N.V. (a)	88,235	3,890,281
Nektar Therapeutics (a)	28,382	336,894
Ocular Therapeutix, Inc. (a)	2,615	22,567
Omeros Corp. (a)	7,975	99,927
Pacira Pharmaceuticals, Inc. (a)	8,165	407,842
Perrigo Co. PLC	31,099	4,905,556
Pfizer, Inc.	1,303,899	44,097,864
Phibro Animal Health Corp. Class A	3,423	114,191
Prestige Brands Holdings, Inc. (a)	11,181	547,981
Relypsa, Inc. (a)	5,633	90,072

	Shares	Value
Revance Therapeutics, Inc. (a)	4,152	$162,634
Sagent Pharmaceuticals, Inc. (a)	5,003	84,100
Sciclone Pharmaceuticals, Inc. (a)	10,225	77,915
Sucampo Pharmaceuticals, Inc. Class A (a)	5,903	114,282
Supernus Pharmaceuticals, Inc. (a)	7,551	124,592
Teligent, Inc. (a)	10,887	79,149
The Medicines Co. (a)	14,113	483,229
TherapeuticsMD, Inc. (a)	26,710	156,788
Theravance Biopharma, Inc. (a)	5,389	80,566
Theravance, Inc.	18,213	159,910
Vivus, Inc. (a)	24,047	30,299
XenoPort, Inc. (a)	16,547	101,102
Zoetis, Inc.	100,587	4,326,247
ZS Pharma, Inc. (a)	3,264	212,193

TOTAL PHARMACEUTICALS		227,893,968

TOTAL COMMON STOCKS (Cost $672,268,458)		675,659,453

Money Market Funds – 0.1%

SSgA US Treasury Money Market Fund, 0.00% (b) (Cost $752,037)	752,037	752,037

TOTAL INVESTMENT PORTFOLIO – 100.0% (Cost $673,020,495)		676,411,490

NET OTHER ASSETS (LIABILITIES) – 0.0%		27,507

NET ASSETS – 100%		$676,438,997

Legend

(a)	Non-income producing.

(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Other Information

The following is a summary of the inputs used, as of October 31, 2015, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$675,659,453	$675,655,809	$—	$3,644
Money Market Funds	752,037	752,037	—	—

Total Investments in Securities:	$676,411,490	$676,407,846	$—	$3,644

5	Quarterly Report

Investments (Unaudited) – continued

Income Tax Information

At October 31, 2015, the cost of investment securities for income tax purposes was $674,164,986. Net unrealized appreciation aggregated $2,246,504, of which $29,738,187 related to appreciated investment securities and $27,491,683 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds (Underlying Funds) are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated underlying fund’s NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board’s fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

Quarterly Report	6

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of SelectCo, LLC or an affiliate.

7	Quarterly Report

Quarterly Holdings Report

for

Fidelity® MSCI Industrials Index ETF

October 31, 2015

1.9584813.101

T06-QTLY-1215

Investments October 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.9%
	Shares	Value
AEROSPACE & DEFENSE – 24.5%
Aerospace & Defense – 24.5%
AAR Corp.	1,361	$30,881
Aerojet Rocketdyne Holdings, Inc. (a)	2,051	34,744
Aerovironment, Inc. (a)	878	20,256
American Science & Engineering, Inc.	288	10,794
Astronics Corp. (a)	759	28,698
B/E Aerospace, Inc.	4,312	202,449
BWX Technologies, Inc.	4,173	118,096
Cubic Corp.	920	41,262
Curtiss-Wright Corp.	1,832	127,434
DigitalGlobe, Inc. (a)	2,791	41,670
Engility Holdings, Inc.	721	23,209
Esterline Technologies Corp. (a)	1,187	91,458
General Dynamics Corp.	11,347	1,685,937
HEICO Corp.	802	40,453
Hexcel Corp.	3,907	180,972
Honeywell International, Inc.	30,184	3,117,404
Huntington Ingalls Industries, Inc.	1,987	238,321
KLX, Inc. (a)	2,103	82,248
Kratos Defense & Security Solutions, Inc. (a)	1,782	8,892
L-3 Communications Holdings, Inc.	3,352	423,693
Lockheed Martin Corp.	10,928	2,402,302
Moog, Inc. Class A (a)	1,426	88,070
National Presto Industries, Inc.	188	16,553
Northrop Grumman Corp.	7,481	1,404,558
Orbital ATK, Inc.	2,424	207,543
Precision Castparts Corp.	5,617	1,296,460
Raytheon Co.	12,396	1,455,291
Rockwell Collins, Inc.	5,358	464,646
Spirit Aerosystems Holdings, Inc. Class A (a)	5,737	302,569
Taser International, Inc. (a)	2,124	49,723
Teledyne Technologies, Inc. (a)	1,383	123,405
Textron, Inc.	11,296	476,352
The Boeing Co.	26,703	3,953,913
The KEYW Holding Corp. (a)	1,317	9,390
TransDigm Group, Inc. (a)	2,158	474,436
Triumph Group, Inc.	1,990	92,694
United Technologies Corp.	34,374	3,382,745

TOTAL AEROSPACE & DEFENSE		22,749,521

AIR FREIGHT & LOGISTICS – 6.2%
Air Freight & Logistics – 6.2%
Air Transport Services Group, Inc. (a)	670	6,559
Atlas Air Worldwide Holdings, Inc. (a)	268	11,053
CH Robinson Worldwide, Inc.	5,920	410,730
Echo Global Logistics, Inc. (a)	989	23,528
Expeditors International of Washington, Inc.	7,747	385,723
FedEx Corp.	10,965	1,711,088
Forward Air Corp.	1,281	58,106

	Shares	Value
Hub Group, Inc. Class A (a)	1,458	$58,291
Park-Ohio Holdings Corp.	317	10,937
United Parcel Service, Inc. Class B	28,513	2,937,409
UTi Worldwide, Inc. (a)	3,909	27,871
XPO Logistics, Inc. (a)	3,259	90,470

TOTAL AIR FREIGHT & LOGISTICS		5,731,765

AIRLINES – 1.5%
Airlines – 1.5%
Allegiant Travel Co.	179	35,344
American Airlines Group, Inc.	7,008	323,910
Delta Air Lines, Inc.	8,313	422,633
Hawaiian Holdings, Inc. (a)	536	18,599
Republic Airways Holdings, Inc. (a)	519	2,989
SkyWest, Inc.	492	9,368
Southwest Airlines Co.	6,811	315,281
Spirit Airlines, Inc. (a)	762	28,285
United Continental Holdings, Inc. (a)	3,894	234,847
Virgin America, Inc. (a)	446	15,882

TOTAL AIRLINES		1,407,138

BUILDING PRODUCTS – 2.7%
Building Products – 2.7%
AAON, Inc.	1,718	35,167
Advanced Drainage Systems, Inc.	1,464	45,999
Allegion PLC	3,904	254,424
American Woodmark Corp. (a)	545	39,622
AO Smith Corp.	3,099	238,065
Apogee Enterprises, Inc.	1,182	58,544
Armstrong World Industries, Inc. (a)	1,558	77,308
Builders FirstSource, Inc. (a)	2,679	31,666
Continental Building Products, Inc. (a)	1,457	25,600
Fortune Brands Home & Security, Inc.	6,448	337,424
Gibraltar Industries, Inc. (a)	1,183	29,954
Griffon Corp.	1,383	23,760
Insteel Industries, Inc.	759	16,235
Lennox International, Inc.	1,731	229,894
Masco Corp.	14,112	409,248
Masonite International Corp. (a)	1,049	62,804
NCI Building Systems, Inc. (a)	1,229	12,855
Owens Corning	4,573	208,209
Patrick Industries, Inc. (a)	449	18,220
PGT, Inc. (a)	1,786	21,539
Ply Gem Holdings, Inc. (a)	803	9,491
Quanex Building Products Corp.	1,384	26,116
Simpson Manufacturing Co., Inc.	1,738	66,009
Trex Co., Inc. (a)	1,296	50,635
Universal Forest Products, Inc.	848	61,590
USG Corp. (a)	3,881	91,475

TOTAL BUILDING PRODUCTS		2,481,853

Quarterly Report	2

Common Stocks – continued
	Shares	Value
COMMERCIAL SERVICES & SUPPLIES – 6.3%
Commercial Printing – 0.4%
Brady Corp. Class A	1,947	$44,294
Deluxe Corp.	2,019	120,232
Ennis, Inc.	1,072	21,472
InnerWorkings, Inc. (a)	1,538	11,504
Multi-Color Corp.	533	41,489
Quad/Graphics, Inc.	1,049	13,532
RR Donnelley & Sons Co.	8,430	142,214

		394,737

Diversified Support Services – 1.3%
Cintas Corp.	3,960	368,637
Civeo Corp.	3,442	6,402
Copart, Inc. (a)	4,648	168,304
G&K Services, Inc. Class A	845	55,618
Healthcare Services Group, Inc.	2,728	101,645
KAR Auction Services, Inc.	5,754	220,954
Matthews International Corp. Class A	1,326	76,550
McGrath RentCorp	987	29,659
Mobile Mini, Inc.	1,856	63,550
UniFirst Corp.	619	65,038
Viad Corp.	820	24,690

		1,181,047

Environmental & Facilities Services – 2.8%
ABM Industries, Inc.	2,139	60,748
Ceco Environmental Corp.	1,139	10,160
Clean Harbors, Inc. (a)	2,015	93,677
Covanta Holding Corp.	4,951	82,979
Republic Services, Inc.	10,021	438,318
Rollins, Inc.	3,997	107,199
SP Plus Corp. (a)	630	16,065
Stericycle, Inc. (a)	3,465	420,547
Team, Inc. (a)	778	27,230
Tetra Tech, Inc.	2,453	65,986
US Ecology, Inc.	879	34,466
Waste Connections, Inc.	5,065	275,941
Waste Management, Inc.	18,615	1,000,742

		2,634,058

Office Services & Supplies – 0.8%
ACCO Brands Corp. (a)	4,489	36,226
ARC Document Solutions, Inc. (a)	1,717	10,680
Essendant, Inc.	1,585	54,793
Herman Miller, Inc.	2,412	76,533
HNI Corp.	1,783	76,562
Interface, Inc.	2,703	52,844
Kimball International, Inc. Class B	1,384	15,113
Knoll, Inc.	1,985	46,131
MSA Safety, Inc.	1,321	57,437
Pitney Bowes, Inc.	8,126	167,802
Steelcase, Inc. Class A	3,599	69,857
West Corp.	1,828	43,525

		707,503

	Shares	Value
Security & Alarm Services – 1.0%
The ADT Corp.	6,946	$229,496
The Brink’s Co.	1,869	57,901
Tyco International PLC	17,127	624,108

		911,505

TOTAL COMMERCIAL SERVICES & SUPPLIES		5,828,850

CONSTRUCTION & ENGINEERING – 1.8%
Construction & Engineering – 1.8%
AECOM (a)	5,771	170,071
Aegion Corp. (a)	1,582	30,517
Ameresco, Inc. Class A (a)	915	5,929
Argan, Inc.	510	18,844
Chicago Bridge & Iron Co. N.V.	3,977	178,448
Comfort Systems USA, Inc.	1,585	50,609
Dycom Industries, Inc. (a)	1,363	103,711
EMCOR Group, Inc.	2,521	121,714
Fluor Corp.	6,003	287,003
Furmanite Corp. (a)	1,486	10,328
Granite Construction, Inc.	1,585	52,051
Great Lakes Dredge & Dock Corp. (a)	2,230	8,920
Jacobs Engineering Group, Inc. (a)	5,127	205,798
KBR, Inc.	5,947	109,663
MasTec, Inc. (a)	2,788	46,755
MYR Group, Inc. (a)	814	18,315
Primoris Services Corp.	1,542	30,717
Quanta Services, Inc. (a)	8,323	167,375
Tutor Perini Corp. (a)	1,552	26,043

TOTAL CONSTRUCTION & ENGINEERING		1,642,811

ELECTRICAL EQUIPMENT – 5.4%
Electrical Components & Equipment – 5.3%
Acuity Brands, Inc.	1,767	386,266
AMETEK, Inc.	9,834	539,100
Eaton Corp. PLC	18,991	1,061,787
Emerson Electric Co.	27,155	1,282,531
Encore Wire Corp.	788	33,703
EnerSys, Inc.	1,829	111,551
Enphase Energy, Inc. (a)	988	3,557
Franklin Electric Co., Inc.	1,651	54,417
FuelCell Energy, Inc. (a)	10,211	9,032
Generac Holdings, Inc. (a)	2,797	88,273
General Cable Corp.	2,024	31,149
Hubbell, Inc. Class B	2,053	198,833
Plug Power, Inc. (a)	7,323	17,648
Powell Industries, Inc.	417	13,894
Regal-Beloit Corp.	1,811	115,524
Rockwell Automation, Inc.	5,472	597,324
Sensata Technologies Holding N.V. (a)	6,877	330,715
SolarCity Corp. (a)	2,371	70,300
Thermon Group Holdings, Inc. (a)	1,313	26,404
Vicor Corp. (a)	725	7,003

		4,979,011

3	Quarterly Report

Investments (Unaudited) – continued

Common Stocks – continued
	Shares	Value
ELECTRICAL EQUIPMENT – continued
Heavy Electrical Equipment – 0.1%
AZZ, Inc.	1,028	$56,879
Babcock & Wilcox Enterprises, Inc. (a)	2,034	34,537
Power Solutions International, Inc. (a)	184	3,320

		94,736

TOTAL ELECTRICAL EQUIPMENT		5,073,747

INDUSTRIAL CONGLOMERATES – 20.7%
Industrial Conglomerates – 20.7%
3M Co.	25,784	4,053,503
Carlisle Cos., Inc.	2,656	231,072
Danaher Corp.	24,930	2,326,218
General Electric Co.	409,592	11,845,401
Raven Industries, Inc.	1,518	27,643
Roper Industries, Inc.	4,090	762,171

TOTAL INDUSTRIAL CONGLOMERATES		19,246,008

MACHINERY – 15.4%
Construction & Farm Machinery & Heavy Trucks – 6.6%
AGCO Corp.	3,239	156,735
Alamo Group, Inc.	424	19,894
Allison Transmission Holdings, Inc.	6,514	186,952
American Railcar Industries, Inc.	383	22,107
Astec Industries, Inc.	779	25,317
Caterpillar, Inc.	23,291	1,700,010
Cummins, Inc.	7,009	725,501
Deere & Co.	12,896	1,005,888
Douglas Dynamics, Inc.	874	19,175
Federal Signal Corp.	2,591	39,020
FreightCar America, Inc.	512	9,308
Joy Global, Inc.	3,949	67,844
Lindsay Corp.	477	32,331
Meritor, Inc. (a)	3,774	41,023
Navistar International Corp. (a)	2,029	24,957
Oshkosh Corp.	3,199	131,447
PACCAR, Inc.	14,441	760,319
Terex Corp.	4,332	86,900
The Greenbrier Cos., Inc.	1,045	39,752
The Manitowoc Co., Inc.	5,342	81,733
The Toro Co.	2,236	168,304
Titan International, Inc.	1,853	13,156
Trinity Industries, Inc.	6,296	170,433
Wabash National Corp. (a)	2,803	33,552
WABCO Holdings, Inc. (a)	2,268	254,538
Wabtec Corp.	3,932	325,845

		6,142,041

Industrial Machinery – 8.8%
Actuant Corp. Class A	2,355	53,694
Albany International Corp. Class A	1,162	43,656
Altra Industrial Motion Corp.	1,072	28,365
Barnes Group, Inc.	2,054	77,210

	Shares	Value
Blount International, Inc. (a)	1,728	$10,489
Briggs & Stratton Corp.	1,872	33,265
Chart Industries, Inc. (a)	1,221	20,989
CIRCOR International, Inc.	605	27,782
CLARCOR, Inc.	2,037	101,565
Colfax Corp. (a)	3,535	95,304
Columbus McKinnon Corp.	812	15,176
Crane Co.	1,903	100,174
Donaldson Co., Inc.	5,270	159,154
Dover Corp.	6,538	421,243
EnPro Industries, Inc.	918	45,083
ESCO Technologies, Inc.	1,064	39,464
Flowserve Corp.	5,439	252,152
Global Brass & Copper Holdings, Inc.	911	20,488
Graco, Inc.	2,368	173,811
Harsco Corp.	3,231	34,669
Hillenbrand, Inc.	2,548	75,599
Hyster-Yale Materials Handling, Inc.	356	20,833
IDEX Corp.	3,192	245,018
Illinois Tool Works, Inc.	13,446	1,236,225
Ingersoll-Rand PLC	10,766	637,993
ITT Corp.	3,603	142,607
John Bean Technologies Corp.	1,194	53,563
Kadant, Inc.	448	18,422
Kennametal, Inc.	3,270	91,952
LB Foster Co. Class A	400	5,892
Lincoln Electric Holdings, Inc.	2,746	164,238
Lydall, Inc. (a)	710	24,303
Mueller Industries, Inc.	2,188	68,966
Mueller Water Products, Inc. Class A	6,449	56,751
NN, Inc.	961	13,262
Nordson Corp.	2,392	170,406
Parker Hannifin Corp.	5,647	591,241
Pentair PLC	7,317	409,167
Proto Labs, Inc. (a)	942	61,079
RBC Bearings, Inc. (a)	953	65,176
Rexnord Corp. (a)	4,104	75,842
Snap-on, Inc.	2,376	394,155
SPX Corp.	1,495	18,314
SPX FLOW, Inc. (a)	1,495	50,680
Standex International Corp.	530	47,552
Stanley Black & Decker, Inc.	6,258	663,223
Sun Hydraulics Corp.	897	26,273
Tennant Co.	715	41,413
The Middleby Corp. (a)	2,333	272,821
The Timken Co.	2,971	93,884
Trimas Corp. (a)	1,805	36,118
Valmont Industries, Inc.	982	106,488
Watts Water Technologies, Inc. Class A	1,082	58,904
Woodward, Inc.	2,372	107,926
Xylem, Inc.	7,400	269,434

		8,169,453

TOTAL MACHINERY		14,311,494

Quarterly Report	4

Common Stocks – continued
	Shares	Value
MARINE – 0.1%
Marine – 0.1%
Kirby Corp. (a)	580	$37,868
Matson, Inc.	402	18,424

TOTAL MARINE		56,292

PROFESSIONAL SERVICES – 4.3%
Human Resource & Employment Services – 1.4%
Barrett Business Services, Inc.	283	13,861
CDI Corp.	603	4,824
Heidrick & Struggles International, Inc.	746	19,814
Insperity, Inc.	657	30,524
Kelly Services, Inc. Class A	1,144	18,075
Kforce, Inc.	1,071	30,106
Korn/Ferry International	2,020	73,467
Manpowergroup, Inc.	3,191	292,870
On Assignment, Inc. (a)	1,920	86,611
Robert Half International, Inc.	5,467	287,892
Towers Watson & Co. Class A	2,823	348,810
TriNet Group, Inc. (a)	1,543	29,286
TrueBlue, Inc. (a)	1,684	48,786
WageWorks, Inc. (a)	1,451	69,677

		1,354,603

Research & Consulting Services – 2.9%
Acacia Research Corp.	1,967	13,100
CBIZ, Inc. (a)	1,784	19,178
CEB, Inc.	1,367	102,197
Equifax, Inc.	4,853	517,184
Exponent, Inc.	1,048	53,878
FTI Consulting, Inc. (a)	1,699	57,783
Huron Consulting Group, Inc. (a)	926	44,726
ICF International, Inc. (a)	714	21,899
IHS, Inc. Class A (a)	2,799	334,593
Mistras Group, Inc. (a)	761	14,398
Navigant Consulting, Inc. (a)	2,010	34,572
Nielsen Holdings PLC	14,222	675,687
Pendrell Corp. (a)	4,714	3,158
Resources Connection, Inc.	1,516	27,212
RPX Corp. (a)	2,100	29,904
The Advisory Board Co. (a)	1,740	76,264
The Dun & Bradstreet Corp.	1,462	166,478
Verisk Analytics, Inc. Class A (a)	6,474	463,603
VSE Corp.	178	10,228

		2,666,042

TOTAL PROFESSIONAL SERVICES		4,020,645

ROAD & RAIL – 8.0%
Railroads – 6.2%
CSX Corp.	40,162	1,083,973
Genesee & Wyoming, Inc. Class A (a)	2,188	146,815
Kansas City Southern	4,503	372,668
Norfolk Southern Corp.	12,369	989,891
Union Pacific Corp.	35,718	3,191,403

		5,784,750

	Shares	Value
Trucking – 1.8%
AMERCO	318	$129,207
ArcBest Corp.	980	25,382
Avis Budget Group, Inc. (a)	4,311	215,291
Celadon Group, Inc.	1,078	15,609
Covenant Transportation Group, Inc. Class A (a)	470	9,071
Heartland Express, Inc.	2,123	39,976
Hertz Global Holdings, Inc. (a)	15,789	307,886
JB Hunt Transport Services, Inc.	3,779	288,602
Knight Transportation, Inc.	2,474	62,889
Landstar System, Inc.	1,787	112,652
Marten Transport Ltd.	1,005	16,472
Old Dominion Freight Line, Inc. (a)	2,629	162,840
PAM Transportation Services, Inc. (a)	143	5,107
Roadrunner Transportation Systems, Inc. (a)	1,250	13,300
Ryder System, Inc.	2,170	155,763
Saia, Inc. (a)	995	23,492
Swift Transportation Co. (a)	3,706	57,925
Universal Truckload Services, Inc.	346	5,529
Werner Enterprises, Inc.	1,916	50,697
YRC Worldwide, Inc. (a)	844	15,411

		1,713,101

TOTAL ROAD & RAIL		7,497,851

TRADING COMPANIES & DISTRIBUTORS – 2.7%
Trading Companies & Distributors – 2.7%
Air Lease Corp.	4,000	134,840
Aircastle Ltd.	2,638	59,777
Applied Industrial Technologies, Inc.	1,585	65,477
Beacon Roofing Supply, Inc. (a)	1,997	70,674
CAI International, Inc. (a)	665	7,727
DXP Enterprises, Inc. (a)	580	17,551
Fastenal Co.	11,437	447,873
GATX Corp.	1,694	79,110
H&E Equipment Services, Inc.	1,265	24,427
HD Supply Holdings, Inc. (a)	8,132	242,252
Kaman Corp.	993	38,618
MRC Global, Inc. (a)	4,280	50,932
MSC Industrial Direct Co., Inc. Class A	1,966	123,406
NOW, Inc. (a)	4,332	71,521
Rush Enterprises, Inc. Class A (a)	1,179	28,744
Stock Building Supply Holdings, Inc. (a)	652	11,267
TAL International Group, Inc. (a)	1,267	21,488
Titan Machinery, Inc. (a)	714	8,732
United Rentals, Inc. (a)	3,950	295,697
Veritiv Corp. (a)	359	15,078
Watsco, Inc.	1,029	126,598
WESCO International, Inc. (a)	1,782	87,193
WW Grainger, Inc.	2,451	514,710

TOTAL TRADING COMPANIES & DISTRIBUTORS		2,543,692

5	Quarterly Report

Investments (Unaudited) – continued

Common Stocks – continued
	Shares	Value
TRANSPORTATION INFRASTRUCTURE – 0.3%
Airport Services – 0.3%
Macquarie Infrastructure Corp.	3,079	$244,934
Wesco Aircraft Holdings, Inc. (a)	2,791	34,776

TOTAL TRANSPORTATION INFRASTRUCTURE		279,710

TOTAL COMMON STOCKS (Cost $99,971,455)		92,871,377

Money Market Funds – 0.1%
	Shares	Value
SSgA US Treasury Money Market Fund, 0.00% (b) (Cost $83,594)	83,594	$83,594

TOTAL INVESTMENT PORTFOLIO – 100.0% (Cost $100,055,049)		92,954,971

NET OTHER ASSETS (LIABILITIES) – 0.0%		15,292

NET ASSETS – 100%		$92,970,263

Legend

(a)	Non-income producing.

(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Other Information

The following is a summary of the inputs used, as of October 31, 2015, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$92,871,377	$92,871,377	$—	$—
Money Market Funds	83,594	83,594	—	—

Total Investments in Securities:	$92,954,971	$92,954,971	$—	$—

Income Tax Information

At October 31, 2015, the cost of investment securities for income tax purposes was $100,106,104. Net unrealized depreciation aggregated $7,151,133, of which $2,474,848 related to appreciated investment securities and $9,625,981 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Quarterly Report	6

Investments in open-end mutual funds (Underlying Funds) are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated underlying fund’s NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board’s fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

7	Quarterly Report

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of SelectCo, LLC or an affiliate.

Quarterly Report	8

Quarterly Holdings Report

for

Fidelity® MSCI Information Technology Index ETF

October 31, 2015

1.9584815.101

T07-QTLY-1215

Investments October 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.9%
	Shares	Value
COMMUNICATIONS EQUIPMENT – 7.6%
Communications Equipment – 7.6%
ADTRAN, Inc.	4,195	$65,148
Arista Networks, Inc. (a)	2,878	185,660
ARRIS Group, Inc. (a)	10,317	291,558
Black Box Corp.	1,266	15,458
Brocade Communications Systems, Inc.	32,792	341,693
CalAmp Corp. (a)	2,881	54,624
Calix, Inc. (a)	3,321	23,214
Ciena Corp. (a)	9,619	232,203
Cisco Systems, Inc.	396,765	11,446,670
CommScope Holding Co., Inc. (a)	10,474	339,672
Comtech Telecommunications Corp.	1,266	30,587
EchoStar Corp. Class A (a)	3,516	157,622
Extreme Networks, Inc. (a)	7,932	28,476
F5 Networks, Inc. (a)	5,646	622,189
Finisar Corp. (a)	8,090	91,983
Harmonic, Inc. (a)	6,973	40,164
Harris Corp.	9,681	766,057
Infinera Corp. (a)	10,884	215,068
InterDigital, Inc.	2,827	143,442
Ixia (a)	4,246	61,185
Juniper Networks, Inc.	27,726	870,319
Lumentum Holdings, Inc. (a)	3,631	52,068
Motorola Solutions, Inc.	12,431	869,797
NETGEAR, Inc. (a)	2,562	106,067
Netscout Systems, Inc. (a)	7,650	274,405
Palo Alto Networks, Inc. (a)	5,540	891,940
Plantronics, Inc.	3,079	165,096
Polycom, Inc. (a)	10,423	143,629
QUALCOMM, Inc.	127,192	7,557,749
Ruckus Wireless, Inc. (a)	6,348	71,605
ShoreTel, Inc. (a)	5,029	47,474
Sonus Networks, Inc. (a)	3,528	23,320
Ubiquiti Networks, Inc. (a)	2,443	71,287
ViaSat, Inc. (a)	3,578	236,005
Viavi Solutions, Inc. (a)	18,106	107,731

TOTAL COMMUNICATIONS EQUIPMENT		26,641,165

DIVERSIFIED FINANCIAL SERVICES – 0.2%
Specialized Finance – 0.2%
FactSet Research Systems, Inc.	3,123	546,900

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 3.9%
Electronic Components – 1.2%
Amphenol Corp. Class A	24,141	1,308,925
AVX Corp.	3,862	52,137
Belden, Inc.	3,407	218,150
Corning, Inc.	98,401	1,830,259
Dolby Laboratories, Inc. Class A	4,009	138,992
DTS, Inc. (a)	1,314	39,105
II-VI, Inc. (a)	4,024	72,915
InvenSense, Inc. (a)	6,353	75,728

	Shares	Value
Knowles Corp. (a)	6,983	$116,337
Littelfuse, Inc.	1,809	180,773
Rogers Corp. (a)	1,445	67,221
Universal Display Corp. (a)	3,301	113,257
Vishay Intertechnology, Inc.	10,744	113,886

		4,327,685

Electronic Equipment & Instruments – 0.7%
Badger Meter, Inc.	1,136	68,819
Checkpoint Systems, Inc.	3,837	28,701
Cognex Corp.	6,415	241,204
Coherent, Inc. (a)	1,855	100,541
Control4 Corp. (a)	1,413	9,241
Daktronics, Inc.	2,800	27,160
FARO Technologies, Inc. (a)	1,329	44,907
FEI Co.	3,252	234,762
FLIR Systems, Inc.	10,932	291,556
GSI Group, Inc. (a)	2,368	31,992
Itron, Inc. (a)	3,011	110,594
Keysight Technologies, Inc. (a)	13,207	436,887
MTS Systems Corp.	1,190	78,576
National Instruments Corp.	7,982	243,211
Newport Corp. (a)	3,326	50,256
OSI Systems, Inc. (a)	1,477	127,288
RealD, Inc. (a)	3,041	30,927
Rofin-Sinar Technologies, Inc. (a)	2,158	62,496
Zebra Technologies Corp. Class A (a)	4,050	311,445

		2,530,563

Electronic Manufacturing Services – 1.2%
Benchmark Electronics, Inc. (a)	4,098	81,058
CTS Corp.	2,321	42,196
Fabrinet (a)	2,328	50,448
Flextronics International Ltd. (a)	44,031	501,513
IPG Photonics Corp. (a)	2,926	241,746
Jabil Circuit, Inc.	13,788	316,848
Kimball Electronics, Inc. (a)	2,239	25,502
Mercury Systems, Inc. (a)	2,828	48,528
Methode Electronics, Inc.	2,802	93,391
Multi-Fineline Electronix, Inc. (a)	775	14,400
Park Electrochemical Corp.	1,512	24,706
Plexus Corp. (a)	2,668	92,366
Sanmina Corp. (a)	6,540	135,182
TE Connectivity Ltd.	31,790	2,048,548
Trimble Navigation Ltd. (a)	20,282	461,415
TTM Technologies, Inc. (a)	5,060	36,938

		4,214,785

Technology Distributors – 0.8%
Anixter International, Inc. (a)	2,304	158,008
Arrow Electronics, Inc. (a)	7,470	410,775
Avnet, Inc.	10,673	484,874
CDW Corp.	11,253	502,897
Electro Rent Corp.	1,519	15,767
ePlus, Inc. (a)	547	46,178

Quarterly Report	2

Common Stocks – continued
	Shares	Value
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – continued
Technology Distributors – continued
Ingram Micro, Inc. Class A	12,178	$362,661
Insight Enterprises, Inc. (a)	3,037	77,140
PC Connection, Inc.	838	19,475
ScanSource, Inc. (a)	2,260	77,993
SYNNEX Corp.	2,336	206,596
Tech Data Corp. (a)	2,828	205,850

		2,568,214

TOTAL ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS		13,641,247

INTERNET & CATALOG RETAIL – 0.1%
Internet Software & Services – 0.1%
HomeAway, Inc. (a)	7,562	238,657
RetailMeNot, Inc. (a)	2,290	20,129

TOTAL INTERNET & CATALOG RETAIL		258,786

INTERNET SOFTWARE & SERVICES – 18.4%
Internet Software & Services – 18.4%
Actua Corp. (a)	2,916	40,387
Akamai Technologies, Inc. (a)	13,960	849,047
Alphabet, Inc. Class A (a)	22,488	16,582,426
Alphabet, Inc. Class C (a)	24,030	17,080,764
Angie’s List, Inc. (a)	3,411	26,367
Bankrate, Inc. (a)	4,917	58,365
Bazaarvoice, Inc. (a)	4,727	20,941
Benefitfocus, Inc. (a)	1,248	39,886
Blucora, Inc. (a)	2,989	29,292
Box, Inc. Class A (a)	1,389	17,335
Carbonite, Inc. (a)	861	8,713
ChannelAdvisor Corp. (a)	1,520	13,254
Cimpress N.V. (a)	2,304	181,786
comScore, Inc. (a)	2,699	115,463
Constant Contact, Inc. (a)	2,478	64,676
Cornerstone OnDemand, Inc. (a)	3,875	122,062
CoStar Group, Inc. (a)	2,536	514,986
Cvent, Inc. (a)	1,773	56,045
Demandware, Inc. (a)	2,654	150,482
DHI Group, Inc. (a)	3,710	33,575
EarthLink Holdings Corp.	8,018	68,554
eBay, Inc. (a)	85,424	2,383,330
Endurance International Group Holdings, Inc. (a)	4,684	62,438
Envestnet, Inc. (a)	2,679	79,995
Facebook, Inc. Class A (a)	166,675	16,995,850
Gogo, Inc. (a)	3,977	56,195
GrubHub, Inc. (a)	4,978	119,372
Hortonworks, Inc. (a)	1,717	33,413
IAC/InterActiveCorp	5,963	399,581
Internap Corp. (a)	3,250	21,970
IntraLinks Holdings, Inc. (a)	3,139	27,466
j2 Global, Inc.	3,623	280,964

	Shares	Value
LinkedIn Corp. Class A (a)	8,625	$2,077,504
Liquidity Services, Inc. (a)	1,926	15,774
LivePerson, Inc. (a)	4,203	32,783
LogMeIn, Inc. (a)	1,909	128,590
Marketo, Inc. (a)	2,583	76,018
MercadoLibre, Inc.	2,617	257,434
Monster Worldwide, Inc. (a)	6,588	41,307
NIC, Inc.	4,864	92,270
OPOWER, Inc. (a)	1,487	14,350
Pandora Media, Inc. (a)	15,701	180,718
Q2 Holdings, Inc. (a)	1,854	45,701
Quotient Technology, Inc. (a)	4,351	24,105
Rackspace Hosting, Inc. (a)	8,947	231,280
RealNetworks, Inc. (a)	1,899	7,368
Rocket Fuel, Inc. (a)	1,756	8,078
SciQuest, Inc. (a)	2,084	24,716
Shutterstock, Inc. (a)	1,536	43,745
SPS Commerce, Inc. (a)	1,326	95,233
Stamps.com, Inc. (a)	1,180	89,220
Textura Corp. (a)	1,353	39,724
TrueCar, Inc. (a)	3,500	21,490
Twitter, Inc. (a)	38,390	1,092,579
VeriSign, Inc. (a)	8,177	659,066
Web.com Group, Inc. (a)	3,430	80,502
WebMD Health Corp. (a)	2,576	104,740
XO Group, Inc. (a)	1,915	28,974
Xoom Corp. (a)	1,984	49,481
Yahoo!, Inc. (a)	69,658	2,481,218
Zillow Group, Inc. Class A (a)	3,841	118,341
Zillow Group, Inc. Class C (a)	7,682	212,715

TOTAL INTERNET SOFTWARE & SERVICES		64,910,004

IT SERVICES – 17.8%
Data Processing & Outsourced Services – 11.8%
Alliance Data Systems Corp. (a)	4,838	1,438,386
Automatic Data Processing, Inc.	36,668	3,189,749
Blackhawk Network Holdings, Inc. (a)	4,005	170,533
Broadridge Financial Solutions, Inc.	9,373	558,443
Cardtronics, Inc. (a)	3,533	121,889
Cass Information Systems, Inc.	701	36,564
Computer Sciences Corp.	10,849	722,435
Convergys Corp.	7,801	200,252
CoreLogic, Inc. (a)	7,085	276,173
CSG Systems International, Inc.	2,559	85,778
DST Systems, Inc.	2,588	316,124
Euronet Worldwide, Inc. (a)	3,865	310,128
Everi Holdings, Inc. (a)	4,868	22,782
EVERTEC, Inc.	5,300	96,672
ExlService Holdings, Inc. (a)	2,500	110,650
Fidelity National Information Services, Inc.	22,170	1,616,636
Fiserv, Inc. (a)	18,480	1,783,505
FleetCor Technologies, Inc. (a)	6,098	883,356

3	Quarterly Report

Investments (Unaudited) – continued

Common Stocks – continued
	Shares	Value
IT SERVICES – continued
Data Processing & Outsourced Services – continued
Global Payments, Inc.	5,203	$709,741
Heartland Payment Systems, Inc.	2,895	214,230
Jack Henry & Associates, Inc.	6,359	491,805
Mastercard, Inc. Class A	78,364	7,757,252
MAXIMUS, Inc.	5,189	353,890
MoneyGram International, Inc. (a)	2,298	23,233
Net 1 UEPS Technologies, Inc. (a)	3,346	56,982
Paychex, Inc.	25,482	1,314,362
PayPal Holdings, Inc. (a)	85,039	3,062,254
Sabre Corp.	10,636	311,848
Sykes Enterprises, Inc. (a)	2,995	86,855
Syntel, Inc. (a)	2,593	121,975
TeleTech Holdings, Inc.	1,322	38,470
The Western Union Co.	40,323	776,218
Total System Services, Inc.	13,025	683,161
Vantiv, Inc. Class A (a)	11,369	570,155
VeriFone Systems, Inc. (a)	8,996	271,140
Visa, Inc. Class A	152,717	11,847,785
WEX, Inc. (a)	3,001	269,820
Xerox Corp.	81,743	767,567

		41,668,798

IT Consulting & Other Services – 6.0%
Accenture PLC Class A	48,874	5,239,293
Acxiom Corp. (a)	6,069	134,246
Booz Allen Hamilton Holding Corp.	8,038	236,799
CACI International, Inc. Class A (a)	1,813	175,933
CIBER, Inc. (a)	5,361	19,139
Cognizant Technology Solutions Corp. Class A (a)	47,670	3,246,804
EPAM Systems, Inc. (a)	3,237	250,382
Forrester Research, Inc.	721	23,266
Gartner, Inc. (a)	6,473	586,907
International Business Machines Corp.	72,987	10,224,019
Leidos Holdings, Inc.	4,928	259,065
Lionbridge Technologies, Inc. (a)	4,356	23,479
ManTech International Corp. Class A	1,900	54,910
Perficient, Inc. (a)	2,686	44,910
Science Applications International Corp.	3,288	150,788
ServiceSource International, Inc. (a)	4,344	18,549
Teradata Corp. (a)	11,582	325,570
Unisys Corp. (a)	3,977	53,292
Virtusa Corp. (a)	2,235	128,356

		21,195,707

TOTAL IT SERVICES		62,864,505

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 12.1%
Semiconductor Equipment – 1.4%
Advanced Energy Industries, Inc. (a)	3,092	87,442
Amkor Technology, Inc. (a)	8,713	54,195
Applied Materials, Inc.	96,262	1,614,314

	Shares	Value
Brooks Automation, Inc.	5,465	$60,334
Cabot Microelectronics Corp. (a)	2,021	85,225
Cohu, Inc.	1,899	23,908
Entegris, Inc. (a)	9,773	125,388
FormFactor, Inc. (a)	4,731	38,983
KLA-Tencor Corp.	12,494	838,597
Kulicke & Soffa Industries, Inc. (a)	6,083	64,480
Lam Research Corp.	12,324	943,895
MKS Instruments, Inc.	4,176	147,162
Nanometrics, Inc. (a)	1,733	26,480
PDF Solutions, Inc. (a)	1,962	20,719
Photronics, Inc. (a)	5,217	50,031
Rudolph Technologies, Inc. (a)	2,540	32,487
SunEdison, Inc. (a)	5,715	41,719
Teradyne, Inc.	16,794	327,819
Tessera Technologies, Inc.	3,773	131,942
Ultratech, Inc. (a)	2,194	34,292
Veeco Instruments, Inc. (a)	3,123	56,276
Xcerra Corp. (a)	4,421	30,682

		4,836,370

Semiconductors – 10.7%
Advanced Micro Devices, Inc. (a)	51,417	109,004
Altera Corp.	23,509	1,235,398
Ambarella, Inc. (a)	2,409	119,101
Analog Devices, Inc.	24,505	1,473,241
Applied Micro Circuits Corp. (a)	5,512	35,718
Atmel Corp.	32,702	248,535
Avago Technologies Ltd.	20,267	2,495,476
Broadcom Corp. Class A	43,210	2,220,994
Cavium, Inc. (a)	4,344	308,207
Ceva, Inc. (a)	1,688	39,449
Cirrus Logic, Inc. (a)	5,019	154,736
Cree, Inc. (a)	8,565	215,752
Cypress Semiconductor Corp. (a)	25,973	273,755
Diodes, Inc. (a)	3,153	72,204
Exar Corp. (a)	3,346	19,039
Fairchild Semiconductor International, Inc. (a)	9,252	154,323
First Solar, Inc. (a)	5,967	340,537
Freescale Semiconductor Ltd. (a)	8,405	281,483
Inphi Corp. (a)	2,235	66,536
Integrated Device Technology, Inc. (a)	11,533	294,091
Integrated Silicon Solution, Inc.	2,348	52,783
Intel Corp.	370,107	12,531,823
Intersil Corp. Class A	10,327	139,931
IXYS Corp.	1,904	23,724
Lattice Semiconductor Corp. (a)	9,633	44,119
Linear Technology Corp.	18,653	828,566
M/A-COM Technology Solutions Holdings, Inc. (a)	1,645	55,502
Marvell Technology Group Ltd.	32,421	266,176
Maxim Integrated Products, Inc.	22,227	910,862

Quarterly Report	4

Common Stocks – continued
	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – continued
Semiconductors – continued
MaxLinear, Inc. Class A (a)	3,925	$51,025
Mellanox Technologies Ltd. (a)	3,208	151,129
Microchip Technology, Inc.	16,433	793,550
Micron Technology, Inc. (a)	84,546	1,400,082
Microsemi Corp. (a)	7,471	269,031
Monolithic Power Systems, Inc.	2,938	183,390
NVE Corp.	429	25,435
NVIDIA Corp.	42,018	1,192,051
OmniVision Technologies, Inc. (a)	4,577	132,138
ON Semiconductor Corp. (a)	33,487	368,357
PMC – Sierra, Inc. (a)	14,141	168,561
Power Integrations, Inc.	2,373	120,098
Qorvo, Inc. (a)	11,690	513,542
Rambus, Inc. (a)	9,012	93,004
Semtech Corp. (a)	5,270	92,225
Silicon Laboratories, Inc. (a)	3,165	158,155
Skyworks Solutions, Inc.	14,950	1,154,738
SunEdison Semiconductor Ltd. (a)	3,290	35,367
SunPower Corp. (a)	4,095	109,910
Synaptics, Inc. (a)	2,872	244,378
Texas Instruments, Inc.	81,193	4,605,267
Xilinx, Inc.	20,191	961,495

		37,833,993

TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		42,670,363

SOFTWARE – 20.8%
Application Software – 6.0%
ACI Worldwide, Inc. (a)	9,085	217,586
Adobe Systems, Inc. (a)	39,047	3,461,907
ANSYS, Inc. (a)	6,993	666,503
Aspen Technology, Inc. (a)	6,628	274,333
Autodesk, Inc. (a)	17,805	982,658
Blackbaud, Inc.	3,672	230,198
Bottomline Technologies de, Inc. (a)	3,153	87,275
BroadSoft, Inc. (a)	2,139	68,384
Cadence Design Systems, Inc. (a)	22,808	506,794
Callidus Software, Inc. (a)	4,269	74,152
CDK Global, Inc.	10,636	529,566
Citrix Systems, Inc. (a)	12,572	1,032,161
Ebix, Inc.	2,196	60,895
Ellie Mae, Inc. (a)	2,185	159,461
EnerNOC, Inc. (a)	2,048	16,056
Epiq Systems, Inc.	1,559	21,514
Fair Isaac Corp.	2,407	222,335
Glu Mobile, Inc. (a)	8,710	35,885
Guidewire Software, Inc. (a)	5,535	322,303
HubSpot, Inc. (a)	1,144	59,351
Interactive Intelligence Group, Inc. (a)	1,349	43,627
Intuit, Inc.	20,469	1,994,295

	Shares	Value
Jive Software, Inc. (a)	3,312	$16,129
Manhattan Associates, Inc. (a)	5,783	421,291
Mentor Graphics Corp.	7,820	212,704
MicroStrategy, Inc. Class A (a)	713	122,686
MobileIron, Inc. (a)	2,469	9,530
Monotype Imaging Holdings, Inc.	3,113	85,109
Nuance Communications, Inc. (a)	19,597	332,561
Paycom Software, Inc. (a)	2,567	97,572
Paylocity Holding Corp. (a)	1,633	54,820
Pegasystems, Inc.	2,992	83,447
PROS Holdings, Inc. (a)	1,903	45,710
PTC, Inc. (a)	8,999	318,925
QAD, Inc. Class A	722	18,440
Qlik Technologies, Inc. (a)	7,112	223,103
RealPage, Inc. (a)	3,370	56,953
Salesforce.com, Inc. (a)	48,599	3,776,628
Silver Spring Networks, Inc. (a)	2,506	32,854
SolarWinds, Inc. (a)	5,348	310,344
Solera Holdings, Inc.	5,307	290,081
Splunk, Inc. (a)	9,788	549,694
SS&C Technologies Holdings, Inc.	6,511	482,791
Synchronoss Technologies, Inc. (a)	2,868	100,896
Synopsys, Inc. (a)	12,113	605,408
Tangoe, Inc. (a)	3,082	25,519
Telenav, Inc. (a)	2,448	17,626
The Ultimate Software Group, Inc. (a)	2,111	431,383
TiVo, Inc. (a)	7,575	68,781
Tyler Technologies, Inc. (a)	2,516	428,626
Verint Systems, Inc. (a)	4,871	231,762
VirnetX Holding Corp. (a)	4,132	15,702
Workday, Inc. Class A (a)	8,350	659,399
Xura, Inc. (a)	1,674	43,323
Zendesk, Inc. (a)	3,633	73,096

		21,310,132

Home Entertainment Software – 1.0%
Activision Blizzard, Inc.	39,730	1,381,015
Electronic Arts, Inc. (a)	24,610	1,773,643
Take-Two Interactive Software, Inc. (a)	6,620	219,784
Zynga, Inc. Class A (a)	62,281	147,606

		3,522,048

Systems Software – 13.8%
Barracuda Networks, Inc. (a)	1,441	27,638
CA, Inc.	25,754	713,643
CommVault Systems, Inc. (a)	3,451	139,834
FireEye, Inc. (a)	8,568	224,053
Fleetmatics Group PLC (a)	2,989	166,368
Fortinet, Inc. (a)	11,308	388,543
Gigamon, Inc. (a)	1,284	33,679
Imperva, Inc. (a)	2,134	150,703
Infoblox, Inc. (a)	4,346	70,883
Microsoft Corp.	599,514	31,558,417
NetSuite, Inc. (a)	3,079	261,931

5	Quarterly Report

Investments (Unaudited) – continued

Common Stocks – continued
	Shares	Value
SOFTWARE – continued
Systems Software – continued
Oracle Corp.	272,570	$10,586,619
Progress Software Corp. (a)	3,559	86,413
Proofpoint, Inc. (a)	2,967	208,995
Qualys, Inc. (a)	1,822	64,353
Red Hat, Inc. (a)	14,349	1,135,149
Rovi Corp. (a)	7,126	65,203
ServiceNow, Inc. (a)	11,403	931,055
Symantec Corp.	53,171	1,095,323
Tableau Software, Inc. Class A (a)	3,883	326,017
The Rubicon Project, Inc. (a)	1,813	27,485
TubeMogul, Inc. (a)	1,353	16,168
Varonis Systems, Inc. (a)	640	10,221
VASCO Data Security International, Inc. (a)	2,286	43,457
VMware, Inc. Class A (a)	6,278	377,622

		48,709,772

TOTAL SOFTWARE		73,541,952

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS – 19.0%
Computer Hardware – 16.5%
3D Systems Corp. (a)	8,198	82,472
Apple, Inc.	449,415	53,705,092
Cray, Inc. (a)	3,250	96,298
Diebold, Inc.	4,781	176,275
Hewlett-Packard Co.	141,844	3,824,114
NCR Corp. (a)	13,271	353,009
Silicon Graphics International Corp. (a)	2,985	13,044
Super Micro Computer, Inc. (a)	3,108	87,677

		58,337,981

Computer Storage & Peripherals – 2.5%
Electronics For Imaging, Inc. (a)	3,715	172,525
EMC Corp.	151,558	3,973,851
Immersion Corp. (a)	2,116	27,466
Lexmark International, Inc. Class A	4,863	157,999
NetApp, Inc.	24,350	827,900

	Shares	Value
QLogic Corp. (a)	6,791	$84,208
Quantum Corp. (a)	18,779	15,774
SanDisk Corp.	16,231	1,249,787
Seagate Technology PLC	24,818	944,573
Western Digital Corp.	17,994	1,202,359

		8,656,442

Technology Hardware, Storage & Peripherals – 0.0%
Eastman Kodak Co. (a)	1,495	18,717
Nimble Storage, Inc. (a)	2,754	62,241
Violin Memory, Inc. (a)	6,185	9,958

		90,916

TOTAL TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS		67,085,339

WIRELESS TELECOMMUNICATION SERVICES – 0.0%
Application Software – 0.0%
RingCentral, Inc. Class A (a)	3,630	67,155

TOTAL COMMON STOCKS (Cost $340,463,913)		352,227,416

Money Market Funds – 0.1%

SSgA US Treasury Money Market Fund, 0.00% (b) (Cost $454,521)	454,521	454,521

TOTAL INVESTMENT PORTFOLIO – 100.0% (Cost $340,918,434)		352,681,937

NET OTHER ASSETS (LIABILITIES) – 0.0%		72,891

NET ASSETS – 100%		$352,754,828

Legend

(a)	Non-income producing.

(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Other Information

The following is a summary of the inputs used, as of October 31, 2015, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$352,227,416	$352,227,416	$—	$—
Money Market Funds	454,521	454,521	—	—

Total Investments in Securities:	$352,681,937	$352,681,937	$—	$—

Quarterly Report	6

Income Tax Information

At October 31, 2015, the cost of investment securities for income tax purposes was $341,164,655. Net unrealized appreciation aggregated $11,517,282, of which $28,383,474 related to appreciated investment securities and $16,866,192 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds (Underlying Funds) are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated underlying fund’s NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board’s fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

7	Quarterly Report

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of SelectCo, LLC or an affiliate.

Quarterly Report	8

Quarterly Holdings Report

for

Fidelity® MSCI Materials Index ETF

October 31, 2015

1.9584817.101

T08-QTLY-1215

Investments October 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.8%
	Shares	Value
CHEMICALS – 69.9%
Commodity Chemicals – 6.4%
Axiall Corp.	6,371	$129,013
Cabot Corp.	5,789	208,057
Calgon Carbon Corp.	4,864	83,661
Hawkins, Inc.	859	35,597
Koppers Holdings, Inc.	1,895	35,929
Kronos Worldwide, Inc.	2,211	17,467
LyondellBasell Industries N.V. Class A	36,680	3,407,939
Tredegar Corp.	2,028	28,919
Trinseo S.A. (a)	1,073	34,819
Tronox Ltd. Class A	5,869	36,446
Westlake Chemical Corp.	4,227	254,761

		4,272,608

Diversified Chemicals – 18.2%
Eastman Chemical Co.	13,607	982,017
EI du Pont de Nemours & Co.	82,536	5,232,783
Huntsman Corp.	18,912	249,071
LSB Industries, Inc. (a)	1,658	25,948
Olin Corp.	15,033	288,333
The Chemours Co.	16,441	113,936
The Dow Chemical Co.	102,517	5,297,053

		12,189,141

Fertilizers & Agricultural Chemicals – 10.4%
American Vanguard Corp.	2,386	31,996
CF Industries Holdings, Inc.	21,477	1,090,387
FMC Corp.	12,133	493,935
Intrepid Potash, Inc. (a)	5,235	20,207
Monsanto Co.	43,410	4,046,680
Rentech Inc. (a)	2,135	12,490
The Mosaic Co.	30,191	1,020,154
The Scotts Miracle-Gro Co. Class A	4,199	277,806

		6,993,655

Industrial Gases – 9.1%
Air Products & Chemicals, Inc.	18,603	2,585,445
Airgas, Inc.	6,203	596,480
Praxair, Inc.	26,288	2,920,334

		6,102,259

Specialty Chemicals – 25.8%
A Schulman, Inc.	2,689	96,508
Albemarle Corp.	10,215	546,707
Ashland, Inc.	5,842	640,984
Axalta Coating Systems Ltd. (a)	12,881	355,902
Balchem Corp.	2,820	192,606
Celanese Corp.	13,995	994,345
Chemtura Corp. (a)	5,523	176,405
Cytec Industries, Inc.	6,185	460,288
Ecolab, Inc.	24,434	2,940,632
Ferro Corp. (a)	7,114	88,854
Flotek Industries, Inc. (a)	4,891	88,527
FutureFuel Corp.	2,169	33,424
HB Fuller Co.	4,600	174,754

	Shares	Value
Innophos Holdings, Inc.	1,896	$80,561
Innospec, Inc.	2,214	122,301
International Flavors & Fragrances, Inc.	7,384	856,987
Kraton Performance Polymers, Inc. (a)	2,900	59,131
Minerals Technologies, Inc.	3,139	185,013
NewMarket Corp.	962	378,778
OMNOVA Solutions, Inc. (a)	4,439	31,872
Platform Specialty Products Corp. (a)	13,340	139,269
PolyOne Corp.	8,102	270,931
PPG Industries, Inc.	24,869	2,592,842
Quaker Chemical Corp.	1,210	96,050
Rayonier Advanced Materials, Inc.	3,882	35,792
RPM International, Inc.	12,183	556,885
Sensient Technologies Corp.	4,251	277,463
Sigma-Aldrich Corp.	10,911	1,524,485
Stepan Co.	1,814	96,015
The Sherwin-Williams Co.	7,219	1,926,246
The Valspar Corp.	7,033	569,321
WR Grace & Co. (a)	6,622	664,186

		17,254,064

TOTAL CHEMICALS		46,811,727

CONSTRUCTION MATERIALS – 3.7%
Construction Materials – 3.7%
Eagle Materials, Inc.	4,570	301,757
Headwaters, Inc. (a)	6,692	137,521
Martin Marietta Materials, Inc.	5,236	812,365
United States Lime & Minerals, Inc.	170	8,305
US Concrete, Inc. (a)	1,233	68,382
Vulcan Materials Co.	12,102	1,168,811

TOTAL CONSTRUCTION MATERIALS		2,497,141

CONTAINERS & PACKAGING – 11.2%
Metal & Glass Containers – 4.3%
Aptargroup, Inc.	5,727	421,278
Ball Corp.	11,918	816,383
Berry Plastics Group, Inc. (a)	10,921	365,853
Crown Holdings, Inc. (a)	12,663	671,646
Greif, Inc. Class A	2,343	76,804
Myers Industries, Inc.	2,320	36,215
Owens-Illinois, Inc. (a)	14,640	315,492
Silgan Holdings, Inc.	4,147	210,958

		2,914,629

Paper Packaging – 6.9%
Avery Dennison Corp.	8,323	540,745
Bemis Co., Inc.	8,866	405,885
Graphic Packaging Holding Co.	29,876	423,044
Packaging Corp. of America	8,909	609,821
Sealed Air Corp.	19,189	942,564
Sonoco Products Co.	9,217	393,474
WestRock Co.	23,830	1,281,101

		4,596,634

TOTAL CONTAINERS & PACKAGING		7,511,263

Quarterly Report	2

Common Stocks – continued
	Shares	Value
METALS & MINING – 10.8%
Aluminum – 1.8%
Alcoa, Inc.	119,551	$1,067,590
Century Aluminum Co. (a)	4,919	17,807
Kaiser Aluminum Corp.	1,549	125,918

		1,211,315

Diversified Metals & Mining – 2.3%
Compass Minerals International, Inc.	3,077	249,976
Freeport-McMoRan, Inc.	94,918	1,117,185
Globe Specialty Metals, Inc.	6,081	76,742
Horsehead Holding Corp. (a)	5,155	14,640
Materion Corp.	1,752	52,823

		1,511,366

Gold – 1.9%
McEwen Mining, Inc.	21,318	19,190
Newmont Mining Corp.	48,162	937,233
Royal Gold, Inc.	5,974	285,796

		1,242,219

Precious Metals & Minerals – 0.3%
Coeur Mining, Inc. (a)	12,360	33,372
Hecla Mining Co.	33,855	70,080
Stillwater Mining Co. (a)	11,021	102,936

		206,388

Steel – 4.5%
AK Steel Holding Corp. (a)	16,392	47,373
Allegheny Technologies, Inc.	9,976	146,647
Carpenter Technology Corp.	4,602	153,293
Cliffs Natural Resources, Inc.	12,602	34,782
Commercial Metals Co.	10,932	157,093
Haynes International, Inc.	1,153	45,486
Nucor Corp.	29,130	1,232,199
Reliance Steel & Aluminum Co.	6,795	407,428
Schnitzer Steel Industries, Inc. Class A	2,398	40,430
Steel Dynamics, Inc.	22,119	408,538
SunCoke Energy, Inc.	5,947	29,497
TimkenSteel Corp.	3,297	35,080
United States Steel Corp.	13,186	154,012
Worthington Industries, Inc.	4,463	137,014

		3,028,872

TOTAL METALS & MINING		7,200,160

PAPER & FOREST PRODUCTS – 4.2%
Forest Products – 0.6%
Boise Cascade Co. (a)	3,592	107,509
Deltic Timber Corp.	1,019	63,137
Louisiana-Pacific Corp. (a)	12,894	227,708

		398,354

	Shares	Value
Paper Products – 3.6%
Clearwater Paper Corp. (a)	1,742	$87,849
Domtar Corp.	5,791	238,821
International Paper Co.	36,630	1,563,735
KapStone Paper and Packaging Corp.	7,853	170,803
Neenah Paper, Inc.	1,525	102,800
PH Glatfelter Co.	3,918	76,009
Resolute Forest Products, Inc. (a)	6,109	45,634
Schweitzer-Mauduit International, Inc.	2,800	108,696
Wausau Paper Corp.	3,221	32,886

		2,427,233

TOTAL PAPER & FOREST PRODUCTS		2,825,587

TOTAL COMMON STOCKS (Cost $75,143,271)		66,845,878

Money Market Funds – 0.1%
SSgA US Treasury Money Market Fund, 0.00% (b) (Cost $50,105)	50,105	50,105

TOTAL INVESTMENT PORTFOLIO – 99.9% (Cost $75,193,376)		66,895,983

NET OTHER ASSETS (LIABILITIES) – 0.1%		71,807

NET ASSETS – 100%		$66,967,790

Legend

(a)	Non-income producing.

(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

3	Quarterly Report

Investments (Unaudited) – continued

Other Information

The following is a summary of the inputs used, as of October 31, 2015, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$66,845,878	$66,845,878	$—	$—
Money Market Funds	50,105	50,105	—	—

Total Investments in Securities:	$66,895,983	$66,895,983	$—	$—

Income Tax Information

At October 31, 2015, the cost of investment securities for income tax purposes was $75,221,131. Net unrealized depreciation aggregated $8,325,148, of which $471,859 related to appreciated investment securities and $8,797,007 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds (Underlying Funds) are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated underlying fund’s NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board’s fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

Quarterly Report	4

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of SelectCo, LLC or an affiliate.

5	Quarterly Report

Quarterly Holdings Report

for

Fidelity® MSCI Real Estate Index ETF

October 31, 2015

1.9862677.100

T16-QTLY-1215

Investments October 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.7%
	Shares	Value
REAL ESTATE INVESTMENT TRUSTS (REITS) – 95.4%
Diversified REIT’s – 5.5%
American Assets Trust, Inc.	1,265	$53,332
Cousins Properties, Inc.	7,850	78,814
Duke Realty Corp.	13,119	271,563
Empire State Realty Trust, Inc. Class A	4,156	74,060
First Potomac Realty Trust	2,324	27,400
Investors Real Estate Trust	4,714	38,278
Lexington Realty Trust	8,341	73,734
Liberty Property Trust	5,691	193,608
NorthStar Realty Finance Corp.	11,714	140,685
One Liberty Properties, Inc.	567	13,359
PS Business Parks, Inc.	803	68,889
RAIT Financial Trust	3,669	17,795
Select Income REIT	2,632	53,166
Spirit Realty Capital, Inc.	16,827	171,299
STORE Capital Corp.	2,052	46,519
VEREIT, Inc.	34,491	284,896
Washington Real Estate Investment Trust	2,696	72,819
Winthrop Realty Trust	1,218	17,649
WP Carey, Inc.	3,770	238,905

		1,936,770

Health Care REIT’s – 3.4%
Care Capital Properties, Inc.	3,149	103,760
CareTrust REIT, Inc.	1,826	20,670
Healthcare Trust of America, Inc. Class A	4,813	126,630
New Senior Investment Group, Inc.	3,273	32,795
Physicians Realty Trust	3,297	52,686
Welltower, Inc.	13,331	864,782

		1,201,323

Hotel & Resort REIT’s – 0.4%
Chatham Lodging Trust	1,500	34,335
Hersha Hospitality Trust	1,705	40,937
Xenia Hotels & Resorts, Inc.	4,116	71,372

		146,644

Industrial REIT’s – 3.4%
DCT Industrial Trust, Inc.	3,379	125,429
EastGroup Properties, Inc.	1,242	69,751
First Industrial Realty Trust, Inc.	4,287	92,942
Monmouth Real Estate Investment Corp. Class A	2,115	22,017
Prologis, Inc.	19,926	851,438
STAG Industrial, Inc.	2,516	51,628

		1,213,205

Mortgage REIT’s – 5.6%
AG Mortgage Investment Trust, Inc.	1,078	16,396
Altisource Residential Corp.	2,307	33,198
American Capital Agency Corp.	13,421	239,296
American Capital Mortgage Investment Corp.	2,010	29,165
Annaly Capital Management, Inc.	36,110	359,295
Anworth Mortgage Asset Corp.	4,197	20,020

	Shares	Value
Apollo Commercial Real Estate Finance, Inc.	2,263	$37,588
Apollo Residential Mortgage, Inc.	1,241	15,972
ARMOUR Residential REIT, Inc.	1,803	36,998
Blackstone Mortgage Trust, Inc. Class A	3,374	92,852
Capstead Mortgage Corp.	3,707	35,773
Chimera Investment Corp.	7,495	105,530
Colony Financial, Inc. Class A	4,359	88,662
CYS Investments, Inc.	6,364	49,130
Dynex Capital, Inc.	2,423	16,065
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	1,418	25,538
Hatteras Financial Corp.	3,834	54,865
Invesco Mortgage Capital, Inc.	4,861	58,575
iStar, Inc. (a)	3,295	42,637
MFA Financial, Inc.	14,342	99,247
New Residential Investment Corp.	8,771	106,392
New York Mortgage Trust, Inc.	4,209	23,907
Newcastle Investment Corp.	2,747	13,515
Redwood Trust, Inc.	3,320	44,090
Starwood Property Trust, Inc.	9,071	182,236
Two Harbors Investment Corp.	14,066	118,998
Western Asset Mortgage Capital Corp.	1,651	18,854

		1,964,794

Office REIT’s – 11.0%
Alexandria Real Estate Equities, Inc.	2,741	245,977
BioMed Realty Trust, Inc.	7,761	181,685
Boston Properties, Inc.	5,834	734,209
Brandywine Realty Trust	6,968	94,068
Columbia Property Trust, Inc.	4,545	112,898
Corporate Office Properties Trust	3,709	85,307
Douglas Emmett, Inc.	5,290	161,609
Equity Commonwealth (a)	4,705	135,081
Franklin Street Properties Corp.	3,491	36,376
Government Properties Income Trust	1,943	31,632
Gramercy Property Trust, Inc.	2,271	51,506
Highwoods Properties, Inc.	3,596	156,246
Hudson Pacific Properties, Inc.	2,917	83,339
Kilroy Realty Corp.	3,351	220,630
Mack-Cali Realty Corp.	3,286	71,503
New York REIT, Inc.	6,440	73,416
Paramount Group, Inc.	6,144	109,179
Parkway Properties, Inc.	3,309	55,360
Piedmont Office Realty Trust, Inc. Class A	5,979	115,873
SL Green Realty Corp.	3,791	449,688
Vornado Realty Trust	6,447	648,246

		3,853,828

Residential REIT’s – 12.7%
American Campus Communities, Inc.	4,273	173,356
American Homes 4 Rent Class A	6,507	107,365
American Residential Properties, Inc.	1,234	20,447
Apartment Investment & Management Co. Class A	5,951	233,220

Quarterly Report	2

Common Stocks – continued
	Shares	Value
REAL ESTATE INVESTMENT TRUSTS (REITS) – continued
Residential REIT’s – continued
AvalonBay Communities, Inc.	5,026	$878,695
Camden Property Trust	3,306	243,950
Campus Crest Communities, Inc.	3,046	20,195
Education Realty Trust, Inc.	1,923	69,055
Equity Lifestyle Properties, Inc.	3,055	184,766
Equity Residential	13,837	1,069,877
Essex Property Trust, Inc.	2,486	548,014
Mid-America Apartment Communities, Inc.	2,872	244,666
Post Properties, Inc.	2,082	124,379
Silver Bay Realty Trust Corp.	1,333	21,594
Starwood Waypoint Residential Trust	1,489	36,629
Sun Communities, Inc.	1,947	130,488
UDR, Inc.	9,871	340,155

		4,446,851

Retail REIT’s – 19.8%
Acadia Realty Trust	2,678	88,079
Agree Realty Corp.	688	22,277
Alexander’s, Inc.	90	35,540
Brixmor Property Group, Inc.	6,818	174,677
CBL & Associates Properties, Inc.	6,593	96,126
Cedar Realty Trust, Inc.	2,874	20,089
DDR Corp.	11,710	196,728
Equity One, Inc.	3,007	79,926
Federal Realty Investment Trust	2,616	375,370
General Growth Properties, Inc.	21,911	634,324
Getty Realty Corp.	1,108	18,703
Inland Real Estate Corp.	3,554	31,453
Kimco Realty Corp.	15,718	420,771
Kite Realty Group Trust	3,246	85,727
National Retail Properties, Inc.	5,092	193,496
Pennsylvania Real Estate Investment Trust	2,735	61,483
Ramco-Gershenson Properties Trust	3,193	53,642
Realty Income Corp.	8,855	437,968
Regency Centers Corp.	3,594	244,248
Retail Opportunity Investments Corp.	3,907	70,834
Retail Properties of America, Inc. Class A	9,118	136,497
Rouse Properties, Inc.	1,559	27,423
Saul Centers, Inc.	496	27,811
Simon Property Group, Inc.	11,832	2,383,675
Tanger Factory Outlet Centers	3,661	127,952
Taubman Centers, Inc.	1,766	135,947
The Macerich Co.	5,122	434,038
Urban Edge Properties	2,999	71,196
Urstadt Biddle Properties, Inc. Class A	662	13,306
Weingarten Realty Investors	4,495	160,741
WP GLIMCHER, Inc.	7,050	81,921

		6,941,968

Specialized REIT’s – 33.6%
American Tower Corp.	16,084	1,644,267
Ashford Hospitality Prime, Inc.	1,176	17,287
Ashford Hospitality Trust, Inc.	3,936	27,080

	Shares	Value
CatchMark Timber Trust, Inc. Class A	1,630	$17,848
Chesapeake Lodging Trust	2,331	64,196
Communications Sales & Leasing, Inc. (a)	3,570	71,721
CoreSite Realty Corp.	1,018	55,939
Corrections Corp. of America	4,469	127,366
Crown Castle International Corp.	12,683	1,083,889
CubeSmart	6,321	175,850
CyrusOne, Inc.	2,349	82,873
DiamondRock Hospitality Co.	7,760	90,637
Digital Realty Trust, Inc.	5,175	382,743
DuPont Fabros Technology, Inc.	2,552	81,894
EPR Properties	2,189	124,357
Equinix, Inc.	2,167	642,906
Extra Space Storage, Inc.	4,207	333,363
FelCor Lodging Trust, Inc.	5,265	42,383
Gaming and Leisure Properties, Inc.	3,542	103,320
HCP, Inc.	17,556	653,083
Healthcare Realty Trust, Inc.	3,867	101,934
Hospitality Properties Trust	5,683	152,532
Host Hotels & Resorts, Inc.	28,838	499,762
InfraREIT, Inc. (a)	828	19,773
Iron Mountain, Inc.	7,613	233,262
Lamar Advertising Co. Class A	3,110	175,497
LaSalle Hotel Properties	4,319	127,022
LTC Properties, Inc.	1,415	60,633
Medical Properties Trust, Inc.	9,090	102,717
National Health Investors, Inc.	1,386	81,414
Omega Healthcare Investors, Inc.	6,258	216,026
Outfront Media, Inc.	5,233	123,551
Pebblebrook Hotel Trust	2,780	95,020
Plum Creek Timber Co., Inc.	6,678	272,062
Potlatch Corp.	1,613	50,390
Public Storage	5,586	1,281,764
QTS Realty Trust, Inc. Class A	1,343	57,762
Rayonier, Inc.	4,906	111,121
RLJ Lodging Trust	5,043	126,529
Ryman Hospitality Properties, Inc.	1,786	93,944
Sabra Health Care REIT, Inc.	2,576	58,424
Senior Housing Properties Trust	8,931	135,662
Sovran Self Storage, Inc.	1,353	135,124
Strategic Hotels & Resorts, Inc. (a)	9,945	140,224
Summit Hotel Properties, Inc.	3,433	44,904
Sunstone Hotel Investors, Inc.	7,987	115,492
The Geo Group, Inc.	2,858	92,228
Universal Health Realty Income Trust	112	5,565
Ventas, Inc.	12,583	675,959
Weyerhaeuser Co.	19,697	577,713

		11,787,012

TOTAL REAL ESTATE INVESTMENT TRUSTS (REITS)		33,492,395

3	Quarterly Report

Investments (Unaudited) – continued

Common Stocks – continued
	Shares	Value
REAL ESTATE MANAGEMENT & DEVELOPMENT – 4.3%
Diversified Real Estate Activities – 0.2%
Alexander & Baldwin, Inc.	1,829	$69,027
Tejon Ranch Co. (a)	714	16,086

		85,113

Real Estate Development – 0.5%
Forestar Group, Inc. (a)	1,435	20,305
The Howard Hughes Corp. (a)	1,376	170,046

		190,351

Real Estate Operating Companies – 0.6%
Forest City Enterprises, Inc. Class A (a)	8,752	193,419

Real Estate Services – 3.0%
Altisource Asset Management Corp. (a)	49	1,205
Altisource Portfolio Solutions S.A. (a)	609	16,327
CBRE Group, Inc. Class A (a)	11,415	425,551
Jones Lang LaSalle, Inc.	1,707	284,574
Kennedy-Wilson Holdings, Inc.	3,320	81,407
Marcus & Millichap, Inc. (a)	598	26,055
Realogy Holdings Corp. (a)	5,584	218,335

		1,053,454

TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		1,522,337

TOTAL COMMON STOCKS (Cost $36,337,764)		35,014,732

Money Market Funds – 0.1%
	Shares	Value
SSgA US Treasury Money Market Fund, 0.00% (b) (Cost $24,537)	24,537	$24,537

TOTAL INVESTMENT PORTFOLIO – 99.8% (Cost $36,362,301)		35,039,269

NET OTHER ASSETS (LIABILITIES) – 0.2%		81,247

NET ASSETS – 100%		$35,120,516

Legend

(a)	Non-income producing.

(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Other Information

The following is a summary of the inputs used, as of October 31, 2015, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$35,014,732	$35,014,732	$—	$—
Money Market Funds	24,537	24,537	—	—

Total Investments in Securities:	$35,039,269	$35,039,269	$—	$—

Income Tax Information

At October 31, 2015, the cost of investment securities for income tax purposes was $36,460,328. Net unrealized depreciation aggregated $1,421,059, of which $722,052 related to appreciated investment securities and $2,143,111 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted

Quarterly Report	4

prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds (Underlying Funds) are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated underlying fund’s NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board’s fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

5	Quarterly Report

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of SelectCo, LLC or an affiliate.

Quarterly Report	6

Quarterly Holdings Report

for

Fidelity® MSCI Telecommunication Services Index ETF

October 31, 2015

1.9584819.101

T09-QTLY-1215

Investments October 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.9%
	Shares	Value
DIVERSIFIED TELECOMMUNICATION SERVICES – 81.6%
Alternative Carriers – 20.6%
8x8, Inc. (a)	118,537	$1,263,604
Cogent Communications Holdings, Inc.	30,154	926,331
Globalstar, Inc. (a)	486,103	874,985
inContact, Inc. (a)	102,428	911,609
Inteliquent, Inc.	54,125	1,121,470
Iridium Communications, Inc. (a)	110,669	908,592
Level 3 Communications, Inc. (a)	52,948	2,697,701
Lumos Networks Corp.	62,408	808,808
ORBCOMM, Inc. (a)	128,602	763,896
Premiere Global Services, Inc. (a)	72,667	994,085
Vonage Holdings Corp. (a)	205,697	1,248,581

		12,519,662

Integrated Telecommunication Services – 61.0%
AT&T, Inc.	392,519	13,153,312
Atlantic Tele-Network, Inc.	14,686	1,122,304
CenturyLink, Inc.	96,598	2,725,029
Cincinnati Bell, Inc. (a)	236,840	892,887
Consolidated Communications Holdings, Inc.	43,068	951,803
FairPoint Communications, Inc. (a)	50,803	814,880
Frontier Communications Corp.	280,564	1,442,099
General Communication, Inc. Class A (a)	59,515	1,212,023
IDT Corp. Class B	47,269	612,133
Verizon Communications, Inc.	286,945	13,451,982
Windstream Holding, Inc.	107,426	699,343

		37,077,795

TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		49,597,457

	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES – 18.3%
Wireless Telecommunication Services – 18.3%
Boingo Wireless, Inc. (a)	104,845	$810,452
Contra Leap Wireless (a)	18,242	47,064
SBA Communications Corp. Class A (a)	21,960	2,613,679
Shenandoah Telecommunications Co.	30,876	1,444,688
Spok Holdings, Inc.	51,092	921,189
Sprint Corp. (a)	247,126	1,168,906
T-Mobile US, Inc. (a)	56,033	2,123,090
Telephone & Data Systems, Inc.	41,465	1,187,558
United States Cellular Corp. (a)	20,727	844,418

TOTAL WIRELESS TELECOMMUNICATION SERVICES		11,161,044

TOTAL COMMON STOCKS (Cost $61,575,533)		60,758,501

Money Market Funds – 0.1%

SSgA US Treasury Money Market Fund, 0.00% (b) (Cost $64,020)	64,020	64,020

TOTAL INVESTMENT PORTFOLIO – 100.0% (Cost $61,639,553)		60,822,521

NET OTHER ASSETS (LIABILITIES) – (0.0)%		(26,236)

NET ASSETS – 100%		$60,796,285

Legend

(a)	Non-income producing.

(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Other Information

The following is a summary of the inputs used, as of October 31, 2015, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$60,758,501	$60,711,437	$—	$47,064
Money Market Funds	64,020	64,020	—	—

Total Investments in Securities:	$60,822,521	$60,775,457	$—	$47,064

Income Tax Information

At October 31, 2015, the cost of investment securities for income tax purposes was $61,785,315. Net unrealized depreciation aggregated $962,794, of which $2,060,733 related to appreciated investment securities and $3,023,527 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value

Quarterly Report	2

Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds (Underlying Funds) are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated underlying fund’s NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board’s fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

3	Quarterly Report

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of SelectCo, LLC or an affiliate.

Quarterly Report	4

Quarterly Holdings Report

for

Fidelity® MSCI Utilities Index ETF

October 31, 2015

1.9584801.101

T11-QTLY-1215

Investments October 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.8%
	Shares	Value
ELECTRIC UTILITIES – 51.6%
Electric Utilities – 51.6%
ALLETE, Inc.	10,120	$508,125
American Electric Power Co., Inc.	106,566	6,036,964
Cleco Corp.	13,206	699,918
Duke Energy Corp.	150,389	10,748,302
Edison International	70,872	4,289,173
El Paso Electric Co.	8,821	341,108
Empire District Electric Co.	9,530	214,902
Entergy Corp.	39,059	2,662,261
Eversource Energy	69,099	3,519,903
Exelon Corp.	187,326	5,230,142
FirstEnergy Corp.	91,807	2,864,378
Great Plains Energy, Inc.	33,615	924,413
Hawaiian Electric Industries, Inc.	23,441	685,884
IDACORP, Inc.	10,993	734,882
ITC Holdings Corp.	33,796	1,105,805
MGE Energy, Inc.	7,624	314,643
NextEra Energy, Inc.	96,592	9,916,135
OGE Energy Corp.	43,453	1,238,845
Otter Tail Corp.	7,389	202,754
Pepco Holdings, Inc.	55,056	1,466,141
Pinnacle West Capital Corp.	24,076	1,529,067
PNM Resources, Inc.	17,301	486,504
Portland General Electric Co.	17,091	633,734
PPL Corp.	145,082	4,990,821
The Southern Co.	197,529	8,908,558
UIL Holdings Corp.	12,357	630,083
Unitil Corp.	2,937	104,175
Westar Energy, Inc.	28,788	1,142,884
Xcel Energy, Inc.	110,266	3,928,778

TOTAL ELECTRIC UTILITIES		76,059,282

GAS UTILITIES – 7.3%
Gas Utilities – 7.3%
AGL Resources, Inc.	26,070	1,629,375
Atmos Energy Corp.	21,975	1,384,425
Chesapeake Utilities Corp.	3,322	173,442
National Fuel Gas Co.	15,644	821,779
New Jersey Resources Corp.	18,704	592,543
Northwest Natural Gas Co.	5,992	286,238
ONE Gas, Inc.	11,473	560,341
Piedmont Natural Gas Co., Inc.	17,198	985,617
Questar Corp.	38,322	791,349
South Jersey Industries, Inc.	14,998	397,597
Southwest Gas Corp.	10,221	628,183
The Laclede Group, Inc.	9,466	554,424
UGI Corp.	37,553	1,377,068
WGL Holdings, Inc.	10,851	675,258

TOTAL GAS UTILITIES		10,857,639

	Shares	Value
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS – 3.8%
Independent Power Producers & Energy Traders – 3.1%
AES Corp.	148,433	$1,625,341
Calpine Corp. (a)	77,004	1,194,332
Dynegy, Inc. (a)	21,027	408,555
NRG Energy, Inc.	72,620	936,072
NRG Yield, Inc. Class A	4,176	57,336
NRG Yield, Inc. Class C	12,830	185,265
Talen Energy Corp. (a)	9,114	79,110

		4,486,011

Renewable Electricity – 0.7%
NextEra Energy Partners LP	6,085	159,792
Ormat Technologies, Inc.	7,982	301,081
Pattern Energy Group, Inc.	13,002	304,117
TerraForm Power, Inc. Class A (a)	13,764	251,193
Vivint Solar, Inc. (a)	4,622	54,678

		1,070,861

TOTAL INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS		5,556,872

MULTI-UTILITIES – 34.3%
Multi-Utilities – 34.3%
Alliant Energy Corp.	24,578	1,450,594
Ameren Corp.	52,808	2,306,653
Avista Corp.	13,640	461,714
Black Hills Corp.	9,775	447,500
CenterPoint Energy, Inc.	88,865	1,648,446
CMS Energy Corp.	60,254	2,173,362
Consolidated Edison, Inc.	63,714	4,189,195
Dominion Resources, Inc.	129,067	9,219,256
DTE Energy Co.	39,022	3,183,805
MDU Resources Group, Inc.	40,354	761,076
NiSource, Inc.	68,840	1,318,974
NorthWestern Corp.	10,286	557,398
PG&E Corp.	104,393	5,574,586
Public Service Enterprise Group, Inc.	110,035	4,543,345
SCANA Corp.	29,517	1,747,997
Sempra Energy	51,155	5,238,784
TECO Energy, Inc.	51,150	1,381,050
Vectren Corp.	18,027	819,688
WEC Energy Group, Inc.	68,675	3,540,883

TOTAL MULTI-UTILITIES		50,564,306

WATER UTILITIES – 2.8%
Water Utilities – 2.8%
American States Water Co.	8,298	338,144
American Water Works Co., Inc.	39,165	2,246,505
Aqua America, Inc.	38,552	1,102,587
California Water Service Group	10,484	234,422
Connecticut Water Service, Inc.	2,498	91,951

Quarterly Report	2

Common Stocks – continued
	Shares	Value
WATER UTILITIES – continued
Water Utilities – continued
Middlesex Water Co.	3,609	$93,004
SJW Corp.	3,322	105,407

TOTAL WATER UTILITIES		4,212,020

TOTAL COMMON STOCKS (Cost $160,257,252)		147,250,119

Money Market Funds – 0.1%
	Shares	Value
SSgA US Treasury Money Market Fund, 0.00% (b) (Cost $115,919)	115,919	$115,919

TOTAL INVESTMENT PORTFOLIO – 99.9% (Cost $160,373,171)		147,366,038

NET OTHER ASSETS (LIABILITIES) – 0.1%		95,617

NET ASSETS – 100%		$147,461,655

Legend

(a)	Non-income producing.

(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Other Information

The following is a summary of the inputs used, as of October 31, 2015, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$147,250,119	$147,250,119	$—	$—
Money Market Funds	115,919	115,919	—	—

Total Investments in Securities:	$147,366,038	$147,366,038	$—	$—

Income Tax Information

At October 31, 2015, the cost of investment securities for income tax purposes was $160,448,588. Net unrealized depreciation aggregated $13,082,550, of which $1,126,872 related to appreciated investment securities and $14,209,422 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

3	Quarterly Report

Investments (Unaudited) – continued

Investments in open-end mutual funds (Underlying Funds) are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated underlying fund’s NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board’s fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

Quarterly Report	4

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of SelectCo, LLC or an affiliate.

5	Quarterly Report

Item 2.	Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Covington Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.	Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Covington Trust

By:	/s/ Adrien E. Deberghes
Adrien E. Deberghes
President and Treasurer

Date:	December 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adrien E. Deberghes
Adrien E. Deberghes
President and Treasurer

Date:	December 29, 2015

By:	/s/ Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	December 29, 2015